UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-5017

Ivy Funds Variable Insurance Portfolios

(Exact name of registrant as specified in charter)

6300 Lamar Avenue, Overland Park, Kansas 66202

(Address of principal executive offices) (Zip code)

Kristen A. Richards

6300 Lamar Avenue

Overland Park, Kansas 66202

(Name and address of agent for service)

Registrant’s telephone number, including area code: 913-236-2000

Date of fiscal year end: December 31

Date of reporting period: September 30, 2010

ITEM 1.    SCHEDULE OF INVESTMENTS.

SCHEDULE OF INVESTMENTS Pathfinder Aggressive (in thousands)	SEPTEMBER 30, 2010 (UNAUDITED)

AFFILIATED MUTUAL FUNDS	Shares	Value

Ivy Funds VIP Bond	547	$3,122
Ivy Funds VIP Dividend Opportunities	1,309	7,905
Ivy Funds VIP Growth	1,075	9,992
Ivy Funds VIP International Core Equity	583	9,253
Ivy Funds VIP International Growth	1,369	10,650
Ivy Funds VIP Limited Term Bond (A)	1,859	9,348
Ivy Funds VIP Mid Cap Growth	448	3,381
Ivy Funds VIP Small Cap Growth (A)	232	2,059
Ivy Funds VIP Small Cap Value	371	5,316
Ivy Funds VIP Value	858	4,592

TOTAL AFFILIATED MUTUAL FUNDS – 99.9%		$65,618
(Cost: $67,546)

SHORT-TERM SECURITIES – 0.2%	Principal
Master Note
Toyota Motor Credit Corporation, 0.150%, 10-1-10 (B)	$151	$151

(Cost: $151)

TOTAL INVESTMENT SECURITIES – 100.1%		$65,769
(Cost: $67,697)

LIABILITIES, NET OF CASH AND OTHER ASSETS – (0.1%)		(59)

NET ASSETS – 100.0%		$65,710

Notes to Schedule of Investments

Fair value is defined as the price that the Portfolio would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date. Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1 – unadjusted quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of September 30, 2010:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Affiliated Mutual Funds	$65,618	$—	$—
Short-Term Securities	—	151	—
Total Investments in Securities	$65,618	$151	$—

(A)	No dividends were paid during the preceding 12 months.
(B)	Variable rate security. Interest rate disclosed is that which is in effect at September 30, 2010. Date shown represents the date that the variable rate resets.

SCHEDULE OF INVESTMENTS Pathfinder Conservative (in thousands)	SEPTEMBER 30, 2010 (UNAUDITED)

AFFILIATED MUTUAL FUNDS	Shares	Value
Ivy Funds VIP Bond	3,278	$18,705
Ivy Funds VIP Dividend Opportunities	1,849	11,169
Ivy Funds VIP Growth	500	4,648
Ivy Funds VIP International Core Equity	208	3,296
Ivy Funds VIP International Growth	427	3,319
Ivy Funds VIP Limited Term Bond (A)	1,238	6,223
Ivy Funds VIP Mid Cap Growth	179	1,348
Ivy Funds VIP Money Market	12,375	12,375
Ivy Funds VIP Small Cap Growth (A)	77	684
Ivy Funds VIP Small Cap Value	46	663
Ivy Funds VIP Value	244	1,309

TOTAL AFFILIATED MUTUAL FUNDS – 99.9%		$63,739
(Cost: $60,319)

SHORT-TERM SECURITIES – 0.3%	Principal

Master Note
Toyota Motor Credit Corporation, 0.150%, 10-1-10 (B)	$178	$178

(Cost: $178)

TOTAL INVESTMENT SECURITIES – 100.2%		$63,917
(Cost: $60,497)

LIABILITIES, NET OF CASH AND OTHER ASSETS – (0.2%)		(83)

NET ASSETS – 100.0%		$63,834

Notes to Schedule of Investments

Fair value is defined as the price that the Portfolio would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date. Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1 – unadjusted quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of September 30, 2010:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Affiliated Mutual Funds	$63,739	$—	$—
Short-Term Securities	—	178	—
Total Investments in Securities	$63,739	$178	$—

(A)	No dividends were paid during the preceding 12 months.
(B)	Variable rate security. Interest rate disclosed is that which is in effect at September 30, 2010. Date shown represents the date that the variable rate resets.

SCHEDULE OF INVESTMENTS Pathfinder Moderate (in thousands)	SEPTEMBER 30, 2010 (UNAUDITED)

AFFILIATED MUTUAL FUNDS	Shares	Value
Ivy Funds VIP Bond	13,418	$76,581
Ivy Funds VIP Dividend Opportunities	10,022	60,544
Ivy Funds VIP Growth	4,388	40,799
Ivy Funds VIP International Core Equity	2,042	32,392
Ivy Funds VIP International Growth	6,289	48,940
Ivy Funds VIP Limited Term Bond (A)	7,601	38,218
Ivy Funds VIP Mid Cap Growth	2,196	16,563
Ivy Funds VIP Money Market	37,994	37,994
Ivy Funds VIP Small Cap Growth (A)	947	8,404
Ivy Funds VIP Small Cap Value	1,135	16,284
Ivy Funds VIP Value	3,754	20,099

TOTAL AFFILIATED MUTUAL FUNDS – 100.0%		$396,818
(Cost: $373,361)

SHORT-TERM SECURITIES – 0.1%	Principal

Master Note
Toyota Motor Credit Corporation,
0.150%, 10-1-10 (B)	$281	$281

(Cost: $281)

TOTAL INVESTMENT SECURITIES – 100.1%		$397,099
(Cost: $373,642)

LIABILITIES, NET OF CASH AND OTHER ASSETS – (0.1%)		(189)

NET ASSETS – 100.0%		$396,910

Notes to Schedule of Investments

Fair value is defined as the price that the Portfolio would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date. Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1 – unadjusted quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of September 30, 2010:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Affiliated Mutual Funds	$396,818	$—	$—
Short-Term Securities	—	281	—
Total Investments in Securities	$396,818	$281	$—

(A)	No dividends were paid during the preceding 12 months.

(B)	Variable rate security. Interest rate disclosed is that which is in effect at September 30, 2010. Date shown represents the date that the variable rate resets.

SCHEDULE OF INVESTMENTS Pathfinder Moderately Aggressive (in thousands)	SEPTEMBER 30, 2010 (UNAUDITED)

AFFILIATED MUTUAL FUNDS	Shares	Value

Ivy Funds VIP Bond	6,915	$39,462
Ivy Funds VIP Dividend Opportunities	10,328	62,392
Ivy Funds VIP Growth	4,521	42,043
Ivy Funds VIP International Core Equity	2,630	41,727
Ivy Funds VIP International Growth	8,101	63,042
Ivy Funds VIP Limited Term Bond (A)	11,750	59,083
Ivy Funds VIP Mid Cap Growth	2,829	21,335
Ivy Funds VIP Money Market	19,579	19,579
Ivy Funds VIP Small Cap Growth (A)	1,464	12,990
Ivy Funds VIP Small Cap Value	2,048	29,368
Ivy Funds VIP Value	3,869	20,712

TOTAL AFFILIATED MUTUAL FUNDS – 100.0%		$411,733
(Cost: $386,384)

SHORT-TERM SECURITIES – 0.2%	Principal

Master Note
Toyota Motor Credit Corporation, 0.150%, 10-1-10 (B)	$716	$716

(Cost: $716)

TOTAL INVESTMENT SECURITIES – 100.2%		$412,449
(Cost: $387,100)

LIABILITIES, NET OF CASH ANDOTHER ASSETS – (0.2%)		(637)

NET ASSETS – 100.0%		$411,812

Notes to Schedule of Investments

Fair value is defined as the price that the Portfolio would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date. Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1 – unadjusted quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of September 30, 2010:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Affiliated Mutual Funds	$411,733	$—	$—
Short-Term Securities	—	716	—
Total Investments in Securities	$411,733	$716	$—

(A)	No dividends were paid during the preceding 12 months.
(B)	Variable rate security. Interest rate disclosed is that which is in effect at September 30, 2010. Date shown represents the date that the variable rate resets.

SCHEDULE OF INVESTMENTS Pathfinder Moderately Conservative (in thousands)	SEPTEMBER 30, 2010 (UNAUDITED)

AFFILIATED MUTUAL FUNDS	Shares	Value
Ivy Funds VIP Bond	5,472	$31,228
Ivy Funds VIP Dividend Opportunities	3,269	19,747
Ivy Funds VIP Growth	1,288	11,975
Ivy Funds VIP International Core Equity	416	6,603
Ivy Funds VIP International Growth	1,709	13,302
Ivy Funds VIP Limited Term Bond (A)	2,480	12,468
Ivy Funds VIP Mid Cap Growth	716	5,402
Ivy Funds VIP Money Market	18,592	18,592
Ivy Funds VIP Small Cap Growth (A)	154	1,370
Ivy Funds VIP Small Cap Value	93	1,328
Ivy Funds VIP Value	1,224	6,555

TOTAL AFFILIATED MUTUAL FUNDS – 99.9%		$128,570
(Cost: $121,015)

SHORT-TERM SECURITIES – 0.1%	Principal

Master Note
Toyota Motor Credit Corporation, 0.150%, 10-1-10 (B)	$148	$148

(Cost: $148)

TOTAL INVESTMENT SECURITIES – 100.0%		$128,718
(Cost: $121,163)

LIABILITIES, NET OF CASH AND OTHER ASSETS – 0.0%		(51)

NET ASSETS – 100.0%		$128,667

Notes to Schedule of Investments

Fair value is defined as the price that the Portfolio would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date. Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1 – unadjusted quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of September 30, 2010:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Affiliated Mutual Funds	$128,570	$—	$—
Short-Term Securities	—	148	—
Total Investments in Securities	$128,570	$148	$—

(A)	No dividends were paid during the preceding 12 months.
(B)	Variable rate security. Interest rate disclosed is that which is in effect at September 30, 2010. Date shown represents the date that the variable rate resets.

SCHEDULE OF INVESTMENTS Asset Strategy (in thousands)	SEPTEMBER 30, 2010 (UNAUDITED)

COMMON STOCKS	Shares	Value

Apparel, Accessories & Luxury Goods – 3.2%
Compagnie Financiere Richemont S.A. (A)	406	$19,542
LVMH Moet Hennessy – Louis Vuitton (A)	124	18,189

		37,731

Automobile Manufacturers – 3.0%
Bayerische Motoren Werke Aktiengesellschaft (A)	18	1,241
Hyundai Motor Company (A)	257	34,498

		35,739

Biotechnology – 0.2%
Vertex Pharmaceuticals Incorporated (B)	89	3,080

Broadcasting – 0.6%
CBS Corporation, Class B	486	7,710

Casinos & Gaming – 9.3%
Sands China Ltd. (A)(B)(C)	19,288	34,803
Sands China Ltd. (A)(B)	4,189	7,559
Wynn Macau, Limited (A)(B)(C)	839	1,451
Wynn Macau, Limited (A)(B)	5,676	9,817
Wynn Resorts, Limited	651	56,523

		110,153

Communications Equipment – 0.8%
Juniper Networks, Inc. (B)(D)	311	9,427

Computer Hardware – 3.0%
Apple Inc. (B)(D)	126	35,611

Computer Storage & Peripherals – 2.1%
NetApp, Inc. (B)	508	25,308

Construction & Farm Machinery & Heavy Trucks – 1.4%
AB Volvo, Class B (A)	506	7,432
Cummins Inc.	102	9,257
Tata Motors Limited (A)	2	39

		16,728

Consumer Electronics – 1.1%
Koninklijke Philips Electronics N.V., Ordinary Shares (A)	424	13,313

Data Processing & Outsourced Services – 0.8%
Redecard S.A. (A)	623	9,729

Distributors – 1.2%
Li & Fung Limited (A)	2,486	13,987

Diversified Banks – 11.4%
Banco Santander Brasil S.A., Units (A)(C)	876	11,883
Banco Santander Central Hispano, S.A. (A)	961	12,200
BOC Hong Kong (Holdings) Limited (A)	2,715	8,608
HDFC Bank Limited (A)	52	2,903
ICICI Bank Limited (A)	668	16,555
Industrial and Commercial Bank of China Limited, H Shares (A)	43,627	32,500
Standard Chartered plc (A)	1,312	37,634
State Bank of India (A)	118	8,502
Turkiye Garanti Bankasi Anonim Sirketi (A)	1,068	6,204

		136,989

Diversified Metals & Mining – 3.2%
Companhia Vale de Rio Doce, ADR	349	10,904
Freeport-McMoRan Copper & Gold Inc., Class B (D)	201	17,189
Xstrata plc (A)	561	10,736

		38,829

Electrical Components & Equipment – 0.8%
First Solar, Inc. (B)(D)	61	9,047

Footwear – 1.0%
NIKE, Inc., Class B	153	12,285

Hotels, Resorts & Cruise Lines – 2.8%
Ctrip.com International, Ltd. (B)	153	7,319
Starwood Hotels & Resorts Worldwide, Inc.	503	26,453

		33,772

Industrial Conglomerates – 0.2%
General Electric Company	148	2,412

Integrated Oil & Gas – 2.0%
ConocoPhillips (D)	425	24,391

Internet Software & Services – 0.5%
Baidu.com, Inc., ADR (B)	59	6,096

IT Consulting & Other Services – 2.7%
Cognizant Technology Solutions Corporation, Class A (B)(D)	329	21,185
Infosys Technologies Limited, ADR	157	10,554

		31,739

Life & Health Insurance – 1.7%
China Life Insurance Company Limited, H Shares (A)	4,355	17,204
Ping An Insurance (Group) Company of China, Ltd. (A)(C)	385	3,930

		21,134

Multi-Line Insurance – 1.2%
China Pacific Insurance (Group) Company Limited, H Shares (A)	3,697	13,889

Oil & Gas Drilling – 1.7%
Seadrill Limited (A)	701	20,253

Oil & Gas Equipment & Services – 4.0%
Halliburton Company (D)	755	24,980
Schlumberger Limited (D)	365	22,463

		47,443

Personal Products – 1.7%
Hengan International Group Company Limited (A)	1,156	11,524
Mead Johnson Nutrition Company	150	8,514

		20,038

Pharmaceuticals – 0.1%
Allergan, Inc.	9	599

Real Estate Development – 1.1%
China Overseas Land & Investment Limited (A)	2,142	4,533
China Resources Land Limited (A)	3,964	8,062

		12,595

Real Estate Operating Companies – 0.4%
Renhe Commercial Holdings Company Limited (A)(C)	25,202	4,710

Semiconductor Equipment – 0.9%
ASML Holding N.V., Ordinary Shares (A)	357	10,651

Semiconductors – 5.1%
Intel Corporation (D)	804	15,455
MediaTek Incorporation (A)	1,975	27,753
PMC-Sierra, Inc. (B)	758	5,580
Samsung Electronics Co., Ltd. (A)	19	12,947

		61,735

Tobacco – 1.2%
Philip Morris International Inc. (D)	263	14,728

Trucking – 1.2%
A.P. Moller – Maersk A/S (A)	2	14,211

Wireless Telecommunication Service – 2.6%
China Mobile Limited (A)(E)	951	9,738
China Mobile Limited (A)	2,094	21,437

		31,175

TOTAL COMMON STOCKS – 74.2%		$887,237
(Cost: $729,509)

INVESTMENT FUNDS – 0.1%
Multiple Industry
Vietnam Azalea Fund Limited (B)(F)(G)	300	$1,302

(Cost: $1,982)

PREFERRED STOCKS
Automobile Manufacturers – 4.0%
Volkswagen AG (A)(C)	114	13,815
Volkswagen AG (A)	281	33,958

		47,773

Diversified Banks – 1.7%
Itau Unibanco Holding S.A., ADR (B)	857	20,732

TOTAL PREFERRED STOCKS – 5.7%		$68,505
(Cost: $48,872)

CORPORATE DEBT SECURITIES	Principal
Automotive Manufacturers – 0.1%
Toyota Motor Credit Corporation,
2.740%, 1-18-15 (H)	$1,050	1,042

Brewers – 0.0%
Companhia Brasileira de Bebidas,
10.500%, 12-15-11	500	550

Construction Materials – 0.2%
CEMEX Espana, S.A.,
9.250%, 5-12-20 (E)	1,115	1,045

Forest Products – 0.0%
Sino-Forest Corporation,
10.250%, 7-28-14 (C)	475	551

Homebuilding – 0.0%
Desarrolladora Homex, S.A. de C.V.,
7.500%, 9-28-15	327	337

Independent Power Producers & Energy Traders – 0.1%
CESP – Companhia Energetica de Sao Paulo,
9.750%, 1-15-15 (E)(I)	BRL1,800	1,310

TOTAL CORPORATE DEBT SECURITIES – 0.4%		$4,835
(Cost: $4,660)

PUT OPTIONS – 0.4%	Number of Contracts

KOSPI Composite Index,
Dec $225.00, Expires 12-9-10	2		$323
S&P 500 Index:
Oct $1,075.00, Expires 10-18-10	—	*	78
Dec $1,075.00, Expires 12-20-10	—	*	288
Dec $1,075.00, Expires 12-20-10	—	*	827
Dec $1,100.00, Expires 12-20-10	1		3,352

			$4,868

(Cost: $5,874)

UNITED STATES GOVERNMENT AGENCY OBLIGATIONS – 0.2%	Principal
Mortgage-Backed Obligations
Federal Home Loan Mortgage Corporation Agency REMIC/CMO (Interest Only): (J)
5.500%, 9-15-17	$2,340		180
5.000%, 11-15-17	196		13
5.000%, 4-15-19	420		28
5.000%, 4-15-19	197		13
5.000%, 11-15-22	162		7
5.500%, 3-15-23	428		50
5.000%, 5-15-23	325		19
5.000%, 8-15-23	268		16
5.500%, 4-15-25	78		3
5.500%, 10-15-25	1,031		156
5.000%, 10-15-28	359		5
5.500%, 2-15-30	162		5
5.000%, 8-15-30	294		8
5.500%, 3-15-31	326		17
6.000%, 11-15-35	572		93
Federal National Mortgage Association Agency REMIC/CMO (Interest Only): (J)
5.000%, 5-25-22	174		7
5.500%, 6-25-23	540		69
5.000%, 8-25-23	345		21
5.000%, 11-25-23	441		34
5.000%, 9-25-30	396		17
5.500%, 8-25-33	749		102
5.500%, 4-25-34	1,307		208
5.500%, 11-25-36	1,914		292
Government National Mortgage Association Agency REMIC/CMO (Interest Only): (J)
5.000%, 1-20-30	569		17
5.000%, 6-20-31	784		45
5.500%, 3-20-32	481		52
5.000%, 7-20-33	256		22
5.500%, 11-20-33	1,040		115
5.500%, 6-20-35	793		119
5.500%, 7-20-35	413		65
5.500%, 7-20-35	242		18
5.500%, 10-16-35	387		64

			$1,880

(Cost: $2,955)
BULLION – 12.6%	Troy Ounces
Gold	115		$150,688

(Cost: $97,326)
SHORT-TERM SECURITIES	Principal
Commercial Paper (K) – 6.8%
Bank of Nova Scotia,
0.190%, 11-1-10	$3,986		3,985
Heinz (H.J.) Finance Co. (Heinz (H.J.) Co.),
0.290%, 10-20-10	12,500		12,498

Hewlett-Packard Company, 0.150%, 10-4-10	10,000	10,000
Illinois Tool Works Inc.: 0.140%, 10-4-10	16,592	16,591
0.180%, 10-19-10	10,000	9,999
Societe Generale N.A. Inc., 0.000%, 10-1-10	11,000	11,000
Straight-A Funding, LLC (Federal Financing Bank): 0.170%, 10-7-10	8,066	8,066
0.210%, 11-12-10	5,000	4,999
Volkswagen of America Inc., 0.000%, 10-1-10	4,000	4,000

		81,138

Master Note – 0.2%
Toyota Motor Credit Corporation,
0.150%, 10-1-10 (L)	2,591	2,591

Municipal Obligations – Taxable – 0.5%
MI Strategic Fund, Var Rate Demand Ltd Oblig Rev Bonds (Air Products and Chemicals, Inc. Proj), Ser 2007 (Bank of New York (The)), 0.500%, 10-1-10 (L)	5,500	5,500

TOTAL SHORT-TERM SECURITIES – 7.5%		$89,229
(Cost: $89,229)

TOTAL INVESTMENT SECURITIES – 101.1%		$1,208,544
(Cost: $980,407)

LIABILITIES, NET OF CASH(D) AND OTHER ASSETS – (1.1%)		(12,959)

NET ASSETS – 100.0%		$1,195,585

Notes to Schedule of Investments

Fair value is defined as the price that the Portfolio would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date. Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1 – unadjusted quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of September 30, 2010:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$877,498	$9,739	$—
Preferred Stocks	68,505	—	—
Investment Funds	—	—	1,302
Corporate Debt Securities	—	4,835	—
Put Options	4,178	690	—
United States Government Agency Obligations	—	1,880	—
Bullion	150,688	—	—
Short-Term Securities	—	89,229	—
Total Investments in Securities	$1,100,869	$106,373	$1,302
Forward Foreign Currency Contracts	$—	$121	$—
Futures Contracts	1,039	—	—

Liabilities
Forward Foreign Currency Contracts	$—	$5,323	$—
Futures Contracts	9,052	—	—
Written Options	1,052	64	—

The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

Investment Funds
Beginning Balance 1-1-10	$1,392
Net realized gain (loss)	—
Net unrealized appreciation (depreciation)	(90)
Purchases	—
Sales	—
Transfers into Level 3 during the period	—
Transfers out of Level 3 during the period	—

Ending Balance 9-30-10	$1,302

Net change in unrealized appreciation (depreciation) for all Level 3 investments still held as of 9-30-10	$(90)

The following forward foreign currency contracts were outstanding at September 30, 2010:

Type	Currency	Counterparty	Principal Amount of Contract (Denominated in Indicated Currency)	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
Buy	Chinese Yuan Renminbi	Deutsche Bank AG	195,850	6-25-12	$—	$104
Buy	Chinese Yuan Renminbi	Citibank, N.A.	62,400	6-28-12	31	—
Sell	Euro	Citibank, N.A.	16,600	12-20-10	—	2,133
Sell	Euro	Morgan Stanley International	23,900	3-24-11	—	3,086
Buy	Japanese Yen	Deutsche Bank AG	85,616	12-13-10	89	—
Buy	Norwegian Krone	Citibank, N.A.	267	10-20-10	1	—
Sell	Norwegian Krone	Bank of America NT & SA	72	10-20-10	—	—	*
					$121	$5,323

The following written options were outstanding at September 30, 2010:

Underlying Security	Counterparty	Contracts Subject to Put		Expiration Month	Exercise Price	Premium Received	Market Value
S&P 500 Index:	Morgan Stanley Smith Barney LLC	—	*	October 2010	$900.00	$87	$(2)
	Goldman, Sachs & Company	—	*	December 2010	900.00	108	(62)
	Morgan Stanley Smith Barney LLC	—	*	December 2010	900.00	182	(171)
	Morgan Stanley Smith Barney LLC	1		December 2010	950.00	861	(881)
						$1,238	$(1,116)

*	Not shown due to rounding.

(A)	Listed on an exchange outside the United States.

(B)	No dividends were paid during the preceding 12 months.

(C)	Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities have been determined to be liquid under guidelines established by the Board of Trustees. At September 30, 2010, the total value of these securities amounted to $71,143 or 6.0% of net assets.

(D)	Securities and cash serve as collateral for the following open futures contracts at September 30, 2010:

Description	Type	Expiration Date	Number of Contracts		Market Value	Unrealized Appreciation (Depreciation)
Taiwan Capitalization Weighted Stock Index	Short	10-20-10	—	*	$(15,726)	$(348)
MSCI Taiwan Index	Short	10-28-10	—	*	(12,222)	(86)
Hang Seng Index	Short	10-28-10	—	*	(61,152)	(47)
Hang Seng China Enterprises Index	Short	10-28-10	1		(40,349)	(234)
Korea Composite Stock Price Index	Short	12-10-10	—	*	(22,125)	(884)
FTSE 100 Index	Short	12-17-10	—	*	(25,016)	(60)
Dow Jones Euro STOXX 50 Index	Short	12-17-10	2		(73,383)	893
Russell 2000 Index	Short	12-17-10	1		(67,180)	(3,121)
DAX Index	Short	12-17-10	—	*	(83,805)	146
S&P 500 E-mini	Short	12-17-10	1		(58,654)	(1,646)
Nasdaq 100 E-mini	Short	12-17-10	2		(66,570)	(2,626)
					$(526,182)	$(8,013)

(E)	Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities have been determined to be illiquid under guidelines established by the Board of Trustees. At September 30, 2010, the total value of these securities amounted to $12,093 or 1.0% of net assets.

(F)	Illiquid restricted security. At September 30, 2010, the Portfolio owned the following restricted security:

Security	Acquisition Date(s)	Shares	Cost	Market Value
Vietnam Azalea Fund Limited	6-14-07 to 1-28-09	300	$1,982	$1,302

The total value of this security represented 0.1% of net assets at September 30, 2010.

(G)	Deemed to be an affiliate due to the Portfolio owning at least 5% of the voting securities. The Portfolio and other mutual funds managed by its investment manager, Waddell & Reed Investment Management Company, or other related parties together own 30% of the outstanding shares of this security at September 30, 2010.

(H)	Variable rate security. Interest rate disclosed is that which is in effect at September 30, 2010.

(I)	Principal amounts are denominated in the indicated foreign currency, where applicable (BRL - Brazilian Real).

(J)	Amount shown as principal represents notional amount for computation of interest.

(K)	Rate shown is the yield to maturity at September 30, 2010.

(L)	Variable rate security. Interest rate disclosed is that which is in effect at September 30, 2010. Date shown represents the date that the variable rate resets.

The following acronyms are used throughout this schedule:

ADR = American Depositary Receipts

CMO = Collateralized Mortgage Obligation

REMIC = Real Estate Mortgage Investment Conduit

SCHEDULE OF INVESTMENTS Balanced (in thousands)	SEPTEMBER 30, 2010 (UNAUDITED)

COMMON STOCKS	Shares	Value

Aerospace & Defense – 1.3%
Honeywell International Inc.	106	$4,653

Air Freight & Logistics – 1.6%
Expeditors International of Washington, Inc.	121	5,580

Application Software – 0.5%
Autodesk, Inc. (A)	56	1,800

Auto Parts & Equipment – 2.5%
BorgWarner Inc. (A)	92	4,840
Johnson Controls, Inc.	124	3,785

		8,625

Automobile Manufacturers – 0.7%
Ford Motor Company (A)	205	2,504

Broadcasting – 1.4%
CBS Corporation, Class B	318	5,047

Casinos & Gaming – 1.1%
Wynn Resorts, Limited	46	3,983

Communications Equipment – 1.5%
Cisco Systems, Inc. (A)	245	5,359

Computer Hardware – 4.3%
Apple Inc. (A)	38	10,810
Hewlett-Packard Company	105	4,413

		15,223

Construction & Engineering – 1.1%
Quanta Services, Inc. (A)	213	4,058

Construction & Farm Machinery & Heavy Trucks – 0.5%
Cummins Inc.	18	1,649

Data Processing & Outsourced Services – 0.9%
Paychex, Inc.	120	3,291

Department Stores – 1.1%
Macy’s Inc.	172	3,962

Distillers & Vintners – 1.4%
Brown-Forman Corporation, Class B	81	4,981

Diversified Chemicals – 1.5%
Dow Chemical Company (The)	191	5,237

Electric Utilities – 1.0%
PPL Corporation	128	3,477

Electrical Components & Equipment – 3.2%
Emerson Electric Co.	167	8,815
First Solar, Inc. (A)	18	2,579

		11,394

Footwear – 1.4%
NIKE, Inc., Class B	64	5,121

General Merchandise Stores – 1.5%
Target Corporation	98	5,253

Health Care Distributors – 1.3%
Henry Schein, Inc. (A)	76	4,458

Health Care Supplies – 1.4%
DENTSPLY International Inc.	159	5,086

Hotels, Resorts & Cruise Lines – 2.1%
Carnival Corporation	65	2,472
Hyatt Hotels Corporation, Class A (A)	129	4,835

		7,307

Household Products – 1.9%
Colgate-Palmolive Company	87	6,695

Human Resource & Employment Services – 1.5%
Manpower Inc.	100	5,215

Industrial Machinery – 0.7%
Eaton Corporation	31	2,516

Integrated Oil & Gas – 1.9%
ConocoPhillips	116	6,633

Integrated Telecommunication Services – 0.4%
Frontier Communications Corporation	152	1,241

IT Consulting & Other Services – 1.5%
Accenture plc, Class A	122	5,171

Motorcycle Manufacturers – 0.8%
Harley-Davidson, Inc.	102	2,907

Oil & Gas Equipment & Services – 3.9%
Halliburton Company	134	4,431
National Oilwell Varco, Inc.	124	5,532
Schlumberger Limited	63	3,888

		13,851

Oil & Gas Exploration & Production – 0.9%
Southwestern Energy Company (A)	96	3,220

Other Diversified Financial Services – 3.8%
Bank of America Corporation	370	4,845
JPMorgan Chase & Co.	228	8,665

		13,510

Personal Products – 3.0%
Estee Lauder Companies Inc. (The), Class A	90	5,677
Mead Johnson Nutrition Company	85	4,809

		10,486

Pharmaceuticals – 2.5%
Abbott Laboratories	65	3,369
Allergan, Inc.	85	5,643

		9,012

Property & Casualty Insurance – 1.6%
Travelers Companies, Inc. (The)	109	5,684

Railroads – 1.7%
Union Pacific Corporation	72	5,922

Real Estate Management & Development – 1.4%
CB Richard Ellis Group, Inc., Class A (A)	274	5,000

Restaurants – 1.0%
McDonald’s Corporation	46	3,413

Semiconductor Equipment – 1.0%
ASML Holding N.V., NY Registry Shares	118	3,511

Semiconductors – 3.2%
Microchip Technology Incorporated	255	8,032
Texas Instruments Incorporated	125	3,379

		11,411

Soft Drinks – 1.6%
PepsiCo, Inc.	85	5,654

Systems Software – 1.0%
Microsoft Corporation	144	3,522

Tobacco – 1.4%
Philip Morris International Inc.	90	5,014

TOTAL COMMON STOCKS – 70.0%		$247,636
(Cost: $207,578)

CORPORATE DEBT SECURITIES	Principal
Automobile Manufacturers – 0.7%
Ford Motor Company, Convertible, 4.250%, 11-15-16	$2,000	2,984

Brewers – 0.3%
Anheuser-Busch InBev Worldwide Inc.:
3.000%, 10-15-12	500	519
5.375%, 11-15-14 (B)	500	561

		1,080

Broadcasting – 0.6%
CBS Corporation,
8.875%, 5-15-19	1,500	1,955

Communications Equipment – 0.7%
Cisco Systems, Inc.,
5.250%, 2-22-11	2,000	2,037

Construction & Farm Machinery & Heavy Trucks – 0.2%
John Deere Capital Corporation,
5.250%, 10-1-12	750	815

Consumer Finance – 0.4%
American Express Credit Corporation,
5.125%, 8-25-14	400	443
Ford Motor Credit Company LLC,
7.000%, 4-15-15	750	802

		1,245

Data Processing & Outsourced Services – 0.3%
Western Union Company (The),
6.500%, 2-26-14	1,000	1,149

Department Stores – 0.6%
Kohl’s Corporation,
6.300%, 3-1-11	2,000	2,043

Diversified Banks – 0.2%
U.S. Bancorp,
4.200%, 5-15-14	500	548

Diversified Capital Markets – 0.2%
Deutsche Bank AG,
3.450%, 3-30-15	750	791

Diversified Metals & Mining – 0.2%
Rio Tinto Finance (USA) Limited,
8.950%, 5-1-14	500	617

Drug Retail – 0.3%
CVS Caremark Corporation,
3.250%, 5-18-15	950	993

Electric Utilities – 0.5%
Hydro-Quebec,
8.000%, 2-1-13	1,500	1,744

Food Distributors – 0.4%
Cargill, Inc.,
6.375%, 6-1-12 (B)	1,150	1,244

Food Retail – 0.6%
Kroger Co. (The),
6.200%, 6-15-12	2,000	2,173

Gold – 0.7%
Newmont Mining Corporation, Convertible,
3.000%, 2-15-12	1,800	2,563

Home Improvement Retail – 0.6%
Home Depot, Inc. (The),
5.200%, 3-1-11	2,000	2,038

Hypermarkets & Super Centers – 0.3%
Wal-Mart Stores, Inc.,
2.875%, 4-1-15	875	926

Industrial Conglomerates – 0.1%
Textron Inc.,
6.200%, 3-15-15	350	389

Industrial Gases – 0.5%
Praxair, Inc.,
4.375%, 3-31-14	1,500	1,650

Industrial Machinery – 0.5%
Illinois Tool Works Inc.,
5.150%, 4-1-14	1,500	1,703

Integrated Oil & Gas – 0.7%
Cenovus Energy Inc.,
4.500%, 9-15-14	250	275
Chevron Corporation,
3.450%, 3-3-12	500	519
ConocoPhillips,
4.750%, 2-1-14	1,500	1,672

		2,466

Integrated Telecommunication Services – 0.3%
AT&T Inc.,
4.850%, 2-15-14	1,000	1,108

Investment Banking & Brokerage – 0.4%
Morgan Stanley,
4.100%, 1-26-15	1,500	1,550

Life & Health Insurance – 0.4%
MetLife Global Funding I,
2.500%, 9-29-15 (C)	1,000	1,002
Prudential Financial, Inc.,
4.750%, 9-17-15	500	541

		1,543

Movies & Entertainment – 0.2%
Viacom Inc.,
4.375%, 9-15-14	500	543

Multi-Utilities – 0.2%
Duke Energy Carolinas, LLC,
4.300%, 6-15-20	575	634

Oil & Gas Exploration & Production – 0.3%
XTO Energy Inc.,
7.500%, 4-15-12	1,000	1,102

Other Diversified Financial Services – 0.8%
JPMorgan Chase & Co.:
4.650%, 6-1-14	1,000	1,095
7.900%, 4-29-49 (D)	500	536
Principal Life Global,
6.250%, 2-15-12 (B)	1,500	1,585

		3,216

Other Non-Agency REMIC/CMO – 0.0%
Banco Hipotecario Nacional:
7.916%, 7-25-09 (C)	17	—	*
8.000%, 3-31-11 (C)	4	—	*
Mellon Residential Funding,
6.750%, 6-25-28	20	20

		20

Packaged Foods & Meats – 0.7%
Kraft Foods Inc.,
4.125%, 2-9-16	1,000	1,082
Unilever Capital Corporation,
5.900%, 11-15-32	1,450	1,747

		2,829

Pharmaceuticals – 1.5%
Abbott Laboratories,
3.750%, 3-15-11	2,000	2,030
Pfizer Inc.,
4.450%, 3-15-12	1,500	1,579
Roche Holdings Ltd,
5.000%, 3-1-14 (B)	1,500	1,678

		5,287

Property & Casualty Insurance – 0.6%
Berkshire Hathaway Finance Corporation,
4.000%, 4-15-12 (B)	500	524
Fidelity National Financial, Inc.,
6.600%, 5-15-17	1,600	1,652

		2,176

Restaurants – 0.2%
YUM! Brands, Inc.,
4.250%, 9-15-15	500	545

Soft Drinks – 0.4%
Coca-Cola Enterprises Inc.,
6.700%, 10-15-36	500	660
PepsiCo, Inc.,
3.750%, 3-1-14	750	812

		1,472

Systems Software – 0.1%
Microsoft Corporation,
2.950%, 6-1-14	500	530

Tobacco – 0.2%
Philip Morris International Inc.,
4.500%, 3-26-20	750	818

Wireless Telecommunication Service – 0.1%
America Movil, S.A.B. de C.V.,
3.625%, 3-30-15	200	208

TOTAL CORPORATE DEBT SECURITIES – 16.0%		$56,734
(Cost: $51,247)

OTHER GOVERNMENT SECURITIES
Qatar – 0.2%
State of Qatar,
4.000%, 1-20-15 (B)	750	791

Supranational – 0.3%
International Bank for Reconstruction and Development,
2.375%, 5-26-15	900	943

TOTAL OTHER GOVERNMENT SECURITIES – 0.5%		$1,734
(Cost: $1,645)

UNITED STATES GOVERNMENT AGENCY OBLIGATIONS – 2.6%
Mortgage-Backed Obligations
Federal National Mortgage Association Fixed Rate Pass-Through Certificates:
6.000%, 9-1-17	282	306
5.000%, 1-1-18	213	227
5.500%, 4-1-18	61	66
5.000%, 5-1-18	102	108
4.500%, 7-1-18	1,554	1,651
7.000%, 9-1-25	75	84
6.500%, 10-1-28	244	276
6.500%, 2-1-29	142	160
7.500%, 4-1-31	130	149
7.000%, 7-1-31	207	235
7.000%, 9-1-31	178	203
7.000%, 9-1-31	152	172
7.000%, 11-1-31	48	54
6.500%, 2-1-32	706	791
7.000%, 2-1-32	227	257
7.000%, 2-1-32	216	246
7.000%, 3-1-32	152	173
7.000%, 7-1-32	337	383
6.000%, 9-1-32	1,403	1,542
6.000%, 2-1-33	266	292
5.500%, 5-1-33	547	587
5.500%, 5-1-33	397	427
5.500%, 5-1-33	212	227
5.500%, 6-1-33	420	452
Government National Mortgage Association Fixed Rate Pass-Through Certificates,
6.500%, 8-15-28	30	34
United States Department of Veterans Affairs, Guaranteed REMIC Pass-Through Certificates, Vendee Mortgage Trust, 1997-A Class 3-A,
8.293%, 12-15-26	88	106

		$9,208

(Cost: $8,557)

UNITED STATES GOVERNMENT OBLIGATIONS
Treasury Inflation Protected Obligations – 0.4%
United States Treasury Notes,
3.000%, 7-15-12 (E)	1,213	1,288

Treasury Obligations – 8.9%
United States Treasury Bonds:
7.500%, 11-15-16	1,500	2,009
6.250%, 8-15-23	5,250	7,110
United States Treasury Notes:
3.875%, 2-15-13	3,000	3,243
3.625%, 5-15-13	3,000	3,246
4.250%, 8-15-13	4,000	4,418
4.250%, 8-15-15	10,000	11,429

		31,455

TOTAL UNITED STATES GOVERNMENT OBLIGATIONS – 9.3%		$32,743
(Cost: $28,348)

SHORT-TERM SECURITIES – 0.3%
Master Note
Toyota Motor Credit Corporation,
0.150%, 10-1-10 (F)	927	$927

(Cost: $927)

TOTAL INVESTMENT SECURITIES – 98.7%		$348,982
(Cost: $298,302)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 1.3%		4,621

NET ASSETS – 100.0%		$353,603

Notes to Schedule of Investments

Fair value is defined as the price that the Portfolio would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date. Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1 – unadjusted quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of September 30, 2010:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$247,636	$—	$—
Corporate Debt Securities	—	56,734	—
Other Government Securities	—	1,734	—
United States Government Agency Obligations	—	9,208	—
United States Government Obligations	—	32,743	—
Short-Term Securities	—	927	—
Total Investments in Securities	$247,636	$101,346	$—

*	Not shown due to rounding.

(A)	No dividends were paid during the preceding 12 months.

(B)	Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities have been determined to be liquid under guidelines established by the Board of Trustees. At September 30, 2010, the total value of these securities amounted to $6,383 or 1.8% of net assets.

(C)	Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities have been determined to be illiquid under guidelines established by the Board of Trustees. At September 30, 2010, the total value of these securities amounted to $1,002 or 0.3% of net assets.

(D)	Variable rate security. Interest rate disclosed is that which is in effect at September 30, 2010.

(E)	The interest rate for this security is a stated rate, but the interest payments are determined by multiplying the inflation-adjusted principal by one half of the stated rate for each semiannual interest payment date.

(F)	Variable rate security. Interest rate disclosed is that which is in effect at September 30, 2010. Date shown represents the date that the variable rate resets.

The following acronyms are used throughout this schedule:

CMO = Collateralized Mortgage Obligation

REMIC = Real Estate Mortgage Investment Conduit

SCHEDULE OF INVESTMENTS Bond (in thousands)	SEPTEMBER 30, 2010 (UNAUDITED)

CORPORATE DEBT SECURITIES	Principal	Value

Aerospace & Defense – 1.6%
Bombardier Inc.,
7.500%, 3-15-18 (A)	$1,800	$1,935
Honeywell International Inc.,
5.000%, 2-15-19	2,225	2,571
United Technologies Corporation,
6.125%, 2-1-19	3,000	3,712

		8,218

Asset-Backed Security – 0.9%
American Express Travel Related Services Co., Inc.,
5.250%, 11-21-11 (B)	3,600	3,749
Lehman ABS Manufactured Housing Contract Trust 2001-B,
3.010%, 3-15-11	79	78
Origen Manufactured Housing Contract Trust 2004-A,
5.700%, 1-15-35	200	216
Origen Manufactured Housing Contract Trust 2004-B,
4.750%, 8-15-21	152	154
Origen Manufactured Housing Contract Trust 2005-B,
5.910%, 1-15-37	100	106
Vanderbilt Mortgage & Finance, Inc., Manufactured Housing Contract Senior/Subordinate Pass-Through Certificates, Series 1999A, Class I A-5,
6.555%, 3-7-23	138	140

		4,443

Biotechnology – 0.7%
Amgen Inc.,
6.150%, 6-1-18	3,000	3,654

Brewers – 1.2%
Anheuser-Busch InBev Worldwide Inc.:
5.375%, 11-15-14 (A)	3,500	3,930
5.375%, 1-15-20	2,000	2,258

		6,188

Cable & Satellite – 0.8%
Comcast Corporation,
5.150%, 3-1-20	3,000	3,278
EchoStar DBS Corporation,
6.375%, 10-1-11	750	776

		4,054

CMBS Other – 2.6%
Banc of America Commercial Mortgage Inc., Commercial Mortgage Pass-Through Certificates, Series 2005-2,
4.783%, 7-10-43 (C)	2,366	2,468
Bear Stearns Commercial Mortgage Securities Inc., Series 2000-WF1 Trust Fund,
6.500%, 2-15-32	150	151
Deutsche Mortgage and Asset Receiving Corporation COMM 2005-C6 Commercial Mortgage Pass-Through Certificates,
5.144%, 6-10-44	6,000	6,266
Hometown Commercial Capital, LLC Hometown Commercial Mortgage Pass-Through Notes 2006-1,
5.506%, 11-11-38 (B)	179	81
J.P. Morgan Chase Commercial Mortgage Securities Corp., Commercial Mortgage Pass-Through Certificates, Series 2004-C1,

4.719%, 1-15-38	2,000	2,136
LB-UBS Commercial Mortgage Trust 2003-C3,
4.846%, 2-15-37 (A)(C)	100	92
LB-UBS Westfield Trust, Commercial Mortgage Pass-Through Certificates, Series 2001-WM,
6.647%, 7-14-16 (A)	250	253
Merrill Lynch Mortgage Trust 2005-CIP1,
4.949%, 7-12-38 (C)	2,000	2,124
Nomura Asset Securities Corporation, Commercial Mortgage Pass-Through Certificates, Series 1998-D6,
6.000%, 3-15-30 (A)	200	203

		13,774

Coal & Consumable Fuels – 0.4%
Peabody Energy Corporation,
6.500%, 9-15-20	2,000	2,153

Computer & Electronics Retail – 1.1%
Best Buy Co., Inc.,
6.750%, 7-15-13	5,000	5,592

Computer Hardware – 1.9%
Hewlett-Packard Company,
2.125%, 9-13-15	6,625	6,686
International Business Machines Corporation,
7.625%, 10-15-18	2,000	2,657

		9,343

Construction & Farm Machinery & Heavy Trucks – 0.8%
John Deere Capital Corporation,
2.800%, 9-18-17	4,000	4,033

Consumer Finance - 1.5%
American Express Credit Corporation,
2.750%, 9-15-15	2,000	2,013
Ford Motor Credit Company LLC,
7.000%, 4-15-15	5,000	5,345

		7,358

Data Processing & Outsourced Services – 0.9%
Western Union Company (The),
6.500%, 2-26-14	3,800	4,365

Diversified Banks – 0.7%
U.S. Bancorp,
4.200%, 5-15-14	3,000	3,289

Diversified Capital Markets – 1.6%
Credit Suisse AG,
3.500%, 3-23-15	3,000	3,157
Deutsche Bank AG,
3.450%, 3-30-15	4,700	4,958

		8,115

Diversified Chemicals – 1.3%
E.I. du Pont de Nemours and Company:
5.000%, 1-15-13	2,000	2,188
5.750%, 3-15-19	3,725	4,441

		6,629

Diversified Metals & Mining – 1.8%
BHP Billiton Finance (USA) Limited,
5.500%, 4-1-14	2,500	2,814
Rio Tinto Finance (USA) Limited,
8.950%, 5-1-14	5,000	6,175

		8,989

Electric Utilities – 1.3%
HQI Transelec Chile S.A.,
7.875%, 4-15-11	281	290

Oncor Electric Delivery Company,
6.375%, 5-1-12	3,615	3,937
Southern Power Company,
6.250%, 7-15-12	2,000	2,178

		6,405

Electrical Components & Equipment – 0.6%
Emerson Electric Co.,
4.875%, 10-15-19	2,500	2,847

Health Care Equipment – 0.7%
Medtronic, Inc.,
4.450%, 3-15-20	3,000	3,286

Health Care Services – 0.4%
Medco Health Solutions, Inc.,
4.125%, 9-15-20	2,000	2,025

Household Appliances – 0.2%
Controladora Mabe, S.A. de C.V.,
6.500%, 12-15-15 (B)	1,000	1,035

Household Products – 0.6%
Procter & Gamble Company (The),
8.000%, 9-1-24	2,000	2,854

Industrial Conglomerates – 1.4%
General Electric Capital Corporation:
3.750%, 11-14-14	4,000	4,237
5.625%, 5-1-18	2,000	2,220
Westinghouse Electric Corporation,
8.875%, 6-14-14	500	592

		7,049

Integrated Oil & Gas – 2.1%
Shell International Finance B.V.,
3.250%, 9-22-15	10,000	10,632

Integrated Telecommunication Services – 0.9%
Deutsche Telekom International Finance B.V.,
4.875%, 7-8-14	4,000	4,399

Internet Software & Services – 0.7%
British Telecommunications plc,
5.150%, 1-15-13	3,500	3,741

Investment Banking & Brokerage – 2.2%
Goldman Sachs Group, Inc. (The):
3.700%, 8-1-15	3,000	3,071
5.375%, 3-15-20	3,000	3,162
Morgan Stanley,
4.100%, 1-26-15	5,000	5,167

		11,400

Life & Health Insurance – 0.9%
Prudential Financial, Inc.,
4.750%, 9-17-15	4,000	4,328

Multi-Utilities – 3.6%
Dominion Resources, Inc.,
5.250%, 8-1-33	2,500	2,872
Duke Energy Carolinas, LLC,
4.300%, 6-15-20	2,000	2,205
Duke Energy Indiana, Inc.,
3.750%, 7-15-20	3,000	3,133
Duke Energy Ohio, Inc.,
2.100%, 6-15-13	2,000	2,054
NorthWestern Corporation,
6.340%, 4-1-19	3,000	3,485
Pacific Gas and Electric Company,
3.500%, 10-1-20	4,000	3,960

		17,709

Oil & Gas Drilling – 0.7%
Weatherford International, Inc.,
5.950%, 6-15-12	3,500	3,753

Oil & Gas Equipment & Services – 0.3%
Halliburton Company,
6.750%, 2-1-27	1,400	1,640

Oil & Gas Storage & Transportation – 2.6%
AGL Capital Corporation,
7.125%, 1-14-11	3,000	3,051
Maritimes & Northeast Pipeline, L.L.C.,
7.500%, 5-31-14 (A)	3,842	4,194
Northern Natural Gas,
7.000%, 6-1-11 (B)	3,000	3,116
Tennessee Gas Pipeline Company,
7.000%, 3-15-27	2,000	2,176

		12,537

Other Diversified Financial Services – 1.8%
Bank of America Corporation,
6.500%, 8-1-16	2,000	2,250
JPMorgan Chase & Co.:
4.650%, 6-1-14	3,000	3,285
6.000%, 1-15-18	3,000	3,426

		8,961

Other Mortgage-Backed Securities – 0.2%
Banc of America Alternative Loan Trust 2006-4,
6.201%, 5-25-46 (C)	51	—	*
Banc of America Funding 2004-2 Trust,
6.500%, 7-20-32	120	108
Banc of America Structured Securities Trust 2002-X1 F,
6.274%, 10-11-33 (B)	250	250
C-Bass 2006-MH1 Trust,
5.970%, 10-25-36 (A)(C)	129	131
Centex Home Equity Loan Trust 2005-C,
5.048%, 6-25-35 (C)	196	199
Global Mortgage Securitization Ltd. and Global Mortgage Securitization, LLC,
5.250%, 11-25-32 (B)	123	96
Mid-State Capital Corporation 2004-1 Trust,
6.005%, 8-15-37	102	106
RALI Series 2003-QS11 Trust,
5.750%, 6-25-33	182	125
Structured Asset Securities Corporation,
5.250%, 8-25-33	104	87

		1,102

Other Non-Agency REMIC/CMO – 2.2%
Countrywide Home Loans Mortgage Pass-Through Trust 2005-28,
5.250%, 1-25-19	2,256	2,029
Countrywide Home Loans Mortgage Trust 2005-J4,
5.500%, 11-25-35	1,750	1,380
First Horizon Alternative Mortgage Securities Trust 2005-FA6,
5.500%, 9-25-35	2,245	1,580
GSR Mortgage Loan Trust 2004-2F,
7.000%, 1-25-34	529	544
MASTR Adjustable Rate Mortgage Trust 2005-1,
3.417%, 3-25-35 (C)	2,667	270
Structured Adjustable Rate Mortgage Loan Trust, Mortgage Pass-Through Certificates, Series 2004-1,
2.989%, 2-25-34 (C)	673	170
Structured Adjustable Rate Mortgage Loan Trust, Mortgage Pass-Through Certificates, Series 2004-12,
3.237%, 9-25-34 (C)	973	4
Structured Adjustable Rate Mortgage Loan Trust, Mortgage Pass-Through Certificates, Series 2004-18,
3.037%, 12-25-34 (C)	967	3
Structured Adjustable Rate Mortgage Loan Trust, Mortgage Pass-Through Certificates, Series 2004-3AC,
2.482%, 3-25-34 (C)	1,175	146
Structured Adjustable Rate Mortgage Loan Trust, Mortgage Pass-Through Certificates, Series 2004-5,
3.134%, 5-25-34 (C)	1,459	55

Structured Asset Securities Corporation Trust 2005-16,
5.500%, 9-25-35	3,000	2,745
Wells Fargo Mortgage Pass-Through Certificates, Series 2003-10,
4.500%, 9-25-18	1,820	1,885

		10,811

Packaged Foods & Meats – 1.4%
Cadbury Schweppes US Finance LLC,
5.125%, 10-1-13 (B)	3,000	3,282
Kellogg Company,
6.600%, 4-1-11	3,550	3,657

		6,939

Paper Products – 0.1%
Westvaco Corporation,
7.500%, 6-15-27	272	280

Pharmaceuticals – 0.6%
GlaxoSmithKline Capital Inc.,
5.650%, 5-15-18	2,500	2,970

Property & Casualty Insurance – 2.2%
Berkshire Hathaway Finance Corporation,
5.000%, 8-15-13	2,500	2,766
Fidelity National Financial, Inc.,
6.600%, 5-15-17	8,000	8,257

		11,023

Regional Banks – 0.9%
PNC Funding Corp,
4.250%, 9-21-15	4,000	4,311

Systems Software – 0.8%
Microsoft Corporation,
3.000%, 10-1-20	4,150	4,139

Water Utilities – 0.4%
California Water Service Company,
5.875%, 5-1-19	2,000	2,251

Wireless Telecommunication Service – 0.7%
America Movil, S.A.B. de C.V.,
5.000%, 3-30-20	2,500	2,696
New York Telephone Company,
6.700%, 11-1-23	750	806

		3,502

TOTAL CORPORATE DEBT SECURITIES – 50.3%		$252,126
(Cost: $242,316)

MUNICIPAL BONDS – TAXABLE
California – 1.9%
Stockton, CA, 2007 Taxable Pension Oblig Bonds, Ser A,
5.140%, 9-1-17	9,465	9,573

New York – 1.0%
NYC Indl Dev Agy,
11.000%, 3-1-29 (B)	4,000	5,173

TOTAL MUNICIPAL BONDS – TAXABLE – 2.9%		$14,746
(Cost: $13,087)

OTHER GOVERNMENT SECURITIES
Brazil – 0.1%
Federative Republic of Brazil (The),
9.250%, 10-22-10	500	501

Canada – 0.4%
Province de Quebec,
7.140%, 2-27-26	1,500	2,119

TOTAL OTHER GOVERNMENT SECURITIES – 0.5%		$2,620
(Cost: $2,041)

UNITED STATES GOVERNMENT AGENCY OBLIGATIONS
Agency Obligations – 4.2%
Federal Farm Credit Bank:
4.350%, 9-2-14	4,400	4,929
5.200%, 11-28-16	5,000	5,931
4.600%, 1-29-20	2,500	2,858
Federal National Mortgage Association:
3.875%, 7-12-13	200	217
1.450%, 6-29-15	6,000	6,063
5.500%, 2-1-35	438	469
5.000%, 4-1-35	401	425

		20,892

Mortgage-Backed Obligations – 24.0%
Federal Home Loan Mortgage Corporation Adjustable Rate Participation Certificates:
4.500%, 6-15-27	4,529	4,759
4.500%, 5-15-32	4,000	4,391
4.000%, 11-15-36	3,550	3,753
4.500%, 5-15-39	2,285	2,455
Federal Home Loan Mortgage Corporation Agency REMIC/CMO:
5.000%, 5-15-19	1,000	1,108
5.000%, 5-15-23	1,500	1,667
5.500%, 9-15-31	1,323	1,365
Federal Home Loan Mortgage Corporation Agency REMIC/CMO (Interest Only): (D)
5.000%, 9-15-31	1,376	123
5.500%, 10-15-31	1,424	61
Federal Home Loan Mortgage Corporation Fixed Rate Participation Certificates:
5.000%, 5-1-18	134	143
4.500%, 3-1-19	708	752
6.000%, 8-1-22	1,385	1,502
6.000%, 9-1-22	313	341
5.000%, 4-1-23	351	372
6.000%, 2-1-27	1,133	1,225
5.300%, 1-15-33	228	247
6.000%, 10-1-33	354	394
5.500%, 2-1-35	120	128
5.000%, 8-1-35	226	239
5.500%, 10-1-35	718	767
5.000%, 11-1-35	310	328
6.500%, 7-1-36	253	277
5.500%, 6-1-37	985	1,046
6.500%, 9-1-37	307	335
6.000%, 2-1-39	1,190	1,278
5.000%, 3-1-40	908	955
Federal National Mortgage Association Agency REMIC/CMO:
4.780%, 1-25-17	4,036	4,036
5.000%, 3-25-18	3,500	3,846
5.000%, 6-25-18	2,173	2,401
5.000%, 9-25-18	3,528	3,742
5.000%, 3-25-29	3,547	3,640
5.500%, 2-25-32	226	226
3.500%, 8-25-33	856	895
4.500%, 12-25-34	1,572	1,670
5.500%, 7-15-36	4,810	5,122
4.500%, 3-25-37	5,042	5,400
5.500%, 4-25-37	3,860	4,202
4.000%, 3-25-39	3,063	3,205
4.500%, 6-25-40	5,485	5,858
Federal National Mortgage Association Agency REMIC/CMO (Interest Only): (D)
5.500%, 1-25-33	1,100	142
5.500%, 11-25-36	7,520	1,150
5.500%, 8-25-37	2,708	408
Federal National Mortgage Association Fixed Rate Pass-Through Certificates:
5.506%, 4-1-17	3,885	4,420
4.500%, 6-1-19	1,675	1,780
4.500%, 8-1-19	2,284	2,427
4.500%, 9-1-19	3,793	4,023
6.000%, 6-1-22	4,105	4,452
4.500%, 7-25-24	1,000	1,100

5.500%, 9-25-31	657	681
5.000%, 6-25-32	3,669	3,823
5.500%, 2-1-33	1,624	1,746
5.500%, 6-1-33	1,108	1,190
6.000%, 6-1-33	228	250
6.000%, 12-1-33	158	175
5.000%, 2-1-34	190	201
5.500%, 2-1-34	361	388
5.500%, 2-1-34	229	246
5.000%, 3-1-34	394	418
6.000%, 4-1-34	102	111
5.500%, 11-1-34	150	162
6.500%, 11-1-34	103	114
6.000%, 12-1-34	231	252
5.500%, 2-1-35	3,070	3,324
5.500%, 2-1-35	361	395
6.000%, 4-1-35	291	320
6.000%, 6-1-35	231	251
5.000%, 7-1-35	330	350
5.000%, 7-1-35	249	264
5.500%, 7-1-35	105	113
5.500%, 10-1-35	354	386
5.500%, 10-1-35	102	111
6.000%, 10-1-35	353	383
5.500%, 11-1-35	343	367
6.000%, 1-1-36	617	673
5.000%, 2-1-36	304	322
5.500%, 9-1-36	400	429
5.500%, 11-1-36	681	726
6.000%, 11-1-36	328	354
6.500%, 11-1-36	120	131
6.000%, 2-1-37	510	551
6.500%, 8-1-37	171	189
6.000%, 9-1-37	99	109
6.500%, 9-1-37	153	167
6.000%, 12-1-37	376	407
6.000%, 12-1-37	253	273
5.500%, 2-1-38	1,189	1,268
5.500%, 5-1-38	721	768
6.000%, 7-1-38	123	133
5.000%, 2-1-40	1,422	1,498
Government National Mortgage Association Agency REMIC/CMO,
5.008%, 12-16-25 (C)	500	542
Government National Mortgage Association Agency REMIC/CMO (Interest Only), (D)
0.729%, 6-17-45 (C)	1,153	34
Government National Mortgage Association Fixed Rate Pass-Through Certificates:
5.500%, 7-15-38	105	113
5.000%, 7-20-39	1,160	1,239
5.000%, 12-15-39	249	267
5.000%, 12-15-39	137	147

		120,517

TOTAL UNITED STATES GOVERNMENT AGENCY OBLIGATIONS – 28.2%		$141,409
(Cost: $136,237)

UNITED STATES GOVERNMENT OBLIGATIONS – 14.6%
Treasury Obligations
United States Treasury Bond Principal STRIPS,
0.000%, 11-15-21 (E)	3,050	2,185
United States Treasury Bonds:
8.000%, 11-15-21	1,000	1,508
6.125%, 11-15-27	5,000	6,903
4.500%, 8-15-39	5,000	5,723
4.375%, 5-15-40	10,000	11,228
3.875%, 8-15-40	10,000	10,336
United States Treasury Notes:
2.375%, 2-28-15	7,500	7,912
2.500%, 4-30-15	5,000	5,302
3.625%, 8-15-19	10,000	10,998
3.500%, 5-15-20	10,000	10,856

		$72,951

(Cost: $68,215)

SHORT-TERM SECURITIES
Commercial Paper (F) – 2.0%
E.I. du Pont de Nemours and Company,
0.190%, 10-18-10	3,000	3,000
McCormick & Co. Inc.,
0.000%, 10-1-10	2,917	2,917
Straight-A Funding, LLC (Federal Financing Bank),
0.200%, 10-20-10	4,000	3,999

		9,916

Master Note – 0.6%
Toyota Motor Credit Corporation,
0.150%, 10-1-10 (G)	3,062	3,062

TOTAL SHORT-TERM SECURITIES – 2.6%		$12,978
(Cost: $12,978)

TOTAL INVESTMENT SECURITIES – 99.1%		$496,830
(Cost: $474,874)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 0.9%		4,482

NET ASSETS – 100.0%		$501,312

Notes to Schedule of Investments

Fair value is defined as the price that the Portfolio would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date. Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1 – unadjusted quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of September 30, 2010:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Corporate Debt Securities	$—	$252,126	$—	*
Municipal Bonds	—	14,746	—
Other Government Securities	—	2,620	—
United States Government Agency Obligations	—	141,409	—
United States Government Obligations	—	72,951	—
Short-Term Securities	—	12,978	—
Total Investments in Securities	$—	$496,830	$—	*

The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

	Corporate Debt Securities
Beginning Balance 1-1-10	$1
Net realized gain (loss)	(146)
Net unrealized appreciation (depreciation)	139
Purchases	6
Sales	—
Transfers into Level 3 during the period	—
Transfers out of Level 3 during the period	—

Ending Balance 9-30-10	$—	*

Net change in unrealized appreciation (depreciation) for all Level 3 investments still held as of 3-31-10	$46

*	Not shown due to rounding.

(A)	Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities have been determined to be liquid under guidelines established by the Board of Trustees. At September 30, 2010, the total value of these securities amounted to $10,738 or 2.1% of net assets.

(B)	Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities have been determined to be illiquid under guidelines established by the Board of Trustees. At September 30, 2010, the total value of these securities amounted to $16,782 or 3.3% of net assets.

(C)	Variable rate security. Interest rate disclosed is that which is in effect at September 30, 2010.

(D)	Amount shown as principal represents notional amount for computation of interest.

(E)	Zero coupon bond.

(F)	Rate shown is the yield to maturity at September 30, 2010.

(G)	Variable rate security. Interest rate disclosed is that which is in effect at September 30, 2010. Date shown represents the date that the variable rate resets.

The following acronyms are used throughout this schedule:

CMBS = Collateralized Mortgage-Backed Securities

CMO = Collateralized Mortgage Obligation

REMIC = Real Estate Mortgage Investment Conduit

STRIPS = Separate Trading of Registered Interest and Principal Securities

SCHEDULE OF INVESTMENTS Core Equity (in thousands)	SEPTEMBER 30, 2010 (UNAUDITED)

COMMON STOCKS	Shares	Value

Aerospace & Defense – 3.1%
Boeing Company (The)	122	$8,131
Honeywell International Inc.	91	4,012

		12,143

Biotechnology – 3.4%
Amgen Inc. (A)	244	13,442

Broadcasting – 4.6%
CBS Corporation, Class B	982	15,566
Discovery Holding Company, Class A (A)	70	3,049

		18,615

Cable & Satellite – 3.0%
DIRECTV Group, Inc. (The) (A)	283	11,796

Casinos & Gaming – 1.0%
Wynn Resorts, Limited	45	3,866

Communications Equipment – 3.4%
Juniper Networks, Inc. (A)	244	7,419
QUALCOMM Incorporated	69	3,131
Telefonaktiebolaget LM Ericsson, ADR	272	2,983

		13,533

Computer Hardware – 6.1%
Apple Inc. (A)	56	15,948
Hewlett-Packard Company	195	8,192

		24,140

Computer Storage & Peripherals – 1.4%
NetApp, Inc. (A)	112	5,582

Construction & Farm Machinery & Heavy Trucks – 5.4%
Caterpillar Inc.	94	7,433
Cummins Inc.	109	9,871
PACCAR Inc	90	4,340

		21,644

Consumer Finance – 2.9%
Capital One Financial Corporation	292	11,548

Department Stores – 2.7%
Macy’s Inc.	456	10,527

Diversified Banks – 0.8%
Comerica Incorporated	87	3,249

Electrical Components & Equipment – 1.6%
First Solar, Inc. (A)	42	6,234

Fertilizers & Agricultural Chemicals – 0.8%
Monsanto Company	69	3,293

Hotels, Resorts & Cruise Lines – 1.7%
Starwood Hotels & Resorts Worldwide, Inc.	125	6,563

Hypermarkets & Super Centers – 2.2%
Costco Wholesale Corporation	132	8,517

Industrial Machinery – 3.5%
Eaton Corporation	49	4,067
Parker Hannifin Corporation	137	9,575

		13,642

Integrated Oil & Gas – 3.7%
ConocoPhillips	254	14,573

Integrated Telecommunication Services – 1.5%
AT&T Inc.	208	5,943

Internet Retail – 1.5%
Amazon.com, Inc. (A)	38	5,937

Investment Banking & Brokerage – 1.3%
Lazard Group LLC	143	5,018

Motorcycle Manufacturers – 1.9%
Harley-Davidson, Inc.	267	7,606

Oil & Gas Equipment & Services – 5.1%
Halliburton Company	351	11,618
Schlumberger Limited	142	8,721

		20,339

Oil & Gas Exploration & Production – 1.7%
Noble Energy, Inc.	88	6,599

Other Diversified Financial Services – 3.5%
JPMorgan Chase & Co.	367	13,960

Packaged Foods & Meats – 3.1%
General Mills, Inc.	340	12,428

Personal Products – 1.8%

Estee Lauder Companies Inc. (The), Class A	112	7,067

Pharmaceuticals – 1.8%
Allergan, Inc.	104	6,947

Railroads – 3.9%
Union Pacific Corporation	188	15,393

Restaurants – 3.5%
McDonald’s Corporation	103	7,637
YUM! Brands, Inc.	131	6,025

		13,662

Semiconductor Equipment – 4.5%
Applied Materials, Inc.	532	6,215
Lam Research Corporation (A)	272	11,387

		17,602

Semiconductors – 3.2%
Broadcom Corporation, Class A	110	3,895
Microchip Technology Incorporated	285	8,948

		12,843

Soft Drinks – 3.1%
Coca-Cola Company (The)	209	12,218

Systems Software – 1.6%
Oracle Corporation	230	6,173

Tobacco – 3.8%
Philip Morris International Inc.	267	14,934

TOTAL COMMON STOCKS – 98.1%		$387,576
(Cost: $351,374)

SHORT-TERM SECURITIES	Principal
Commercial Paper (B) – 2.0%
John Deere Credit Limited (John Deere Capital Corporation), 0.210%, 10-20-10	$3,000	3,000
Kellogg Co., 0.240%, 10-5-10	5,000	4,999

		7,999

Master Note – 0.3%
Toyota Motor Credit Corporation, 0.150%, 10-1-10 (C)	1,253	1,253

TOTAL SHORT-TERM SECURITIES – 2.3%		$9,252
(Cost: $9,252)

TOTAL INVESTMENT SECURITIES – 100.4%		$396,828
(Cost: $360,626)

LIABILITIES, NET OF CASH AND OTHER ASSETS – (0.4%)		(1,550)

NET ASSETS – 100.0%		$395,278

Notes to Schedule of Investments

Fair value is defined as the price that the Portfolio would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date. Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1 – unadjusted quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of September 30, 2010:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$387,576	$—	$—
Short-Term Securities	—	9,252	—

Total Investments in Securities	$387,576	$9,252	$—

(A) No dividends were paid during the preceding 12 months.

(B) Rate shown is the yield to maturity at September 30, 2010.

(C) Variable rate security. Interest rate disclosed is that which is in effect at September 30, 2010. Date shown represents the date that the variable rate resets.

The following acronym is used throughout this schedule:

ADR = American Depositary Receipts

SCHEDULE OF INVESTMENTS Dividend Opportunities (in thousands)	SEPTEMBER 30, 2010 (UNAUDITED)

COMMON STOCKS	Shares	Value
Apparel, Accessories & Luxury Goods – 1.5%
V.F. Corporation	45	$3,626

Asset Management & Custody Banks – 1.5%
T. Rowe Price Group, Inc.	73	3,670

Casinos & Gaming – 1.0%
Wynn Resorts, Limited	28	2,445

Computer Hardware – 1.9%
Hewlett-Packard Company	113	4,748

Construction & Engineering – 1.9%
Fluor Corporation	96	4,753

Construction & Farm Machinery & Heavy Trucks – 7.3%
Caterpillar Inc.	78	6,172
Cummins Inc.	36	3,288
Deere & Company	119	8,295

		17,755

Consumer Finance – 2.8%
Capital One Financial Corporation	173	6,836

Data Processing & Outsourced Services –2.4%
Visa Inc., Class A	79	5,874

Department Stores – 1.8%
Macy’s Inc.	196	4,530

Diversified Banks – 2.6%
Barclays plc, ADR	85	1,611
Wells Fargo & Company	194	4,874

		6,485

Diversified Metals & Mining– 3.3%
Rio Tinto plc, ADR	79	4,658
Southern Copper Corporation	106	3,712

		8,370

Electric Utilities – 0.7%
PPL Corporation	67	1,820

Electrical Components & Equipment – 2.8%
Emerson Electric Co.	132	6,926

Health Care Equipment – 0.7%
Stryker Corporation	33	1,629

Home Improvement Retail – 0.8%
Lowe’s Companies, Inc.	93	2,083

Homebuilding – 1.2%
D.R. Horton, Inc.	277	3,075

Hotels, Resorts & Cruise Lines – 3.9%
Marriott International, Inc., Class A	88	3,144
Starwood Hotels & Resorts Worldwide, Inc.	118	6,221

		9,365

Household Products – 2.6%
Colgate-Palmolive Company	53	4,079
Procter & Gamble Company (The)	37	2,247

		6,326

Industrial Conglomerates – 1.2%
Textron Inc.	150	3,082

Industrial Machinery – 1.8%
Illinois Tool Works Inc.	94	4,399

Integrated Oil & Gas – 2.8%
ConocoPhillips	44	2,532
Exxon Mobil Corporation	73	4,511

		7,043

Integrated Telecommunication Services –1.8%
AT&T Inc.	155	4,444

Mortgage REITs – 0.9%
Annaly Capital Management, Inc.	130	2,289

Oil & Gas Drilling – 2.9%
Seadrill Limited	94	2,731
Transocean Inc. (A)	69	4,465

		7,196

Oil & Gas Equipment & Services – 11.2%
Halliburton Company	278	9,184
National Oilwell Varco, Inc.	123	5,481
Schlumberger Limited	210	12,925

		27,590

Oil & Gas Exploration & Production – 2.0%
Apache Corporation	51	4,967

Other Diversified Financial Services – 3.8%
Bank of America Corporation	244	3,199
JPMorgan Chase & Co.	163	6,210

		9,409

Paper Packaging – 1.1%
Sonoco Products Company	78	2,618

Personal Products – 1.0%
Estee Lauder Companies Inc. (The), Class A	37	2,368

Pharmaceuticals – 2.9%
Abbott Laboratories	91	4,773
Teva Pharmaceutical Industries Limited, ADR	49	2,608

		7,381

Railroads – 4.8%
Norfolk Southern Corporation	70	4,178
Union Pacific Corporation	95	7,785

		11,963

Restaurants – 1.1%
McDonald’s Corporation	38	2,826

Semiconductors – 3.8%
Microchip Technology Incorporated	300	9,425

Soft Drinks – 3.0%
Coca-Cola Company (The)	75	4,415
PepsiCo, Inc.	44	2,940

		7,355

Specialized Finance – 1.1%
CME Group Inc.	11	2,741

Systems Software – 2.1%
Microsoft Corporation	212	5,198

Tobacco – 4.2%
Altria Group, Inc.	109	2,617
Philip Morris International Inc.	142	7,930

		10,547

TOTAL COMMON STOCKS – 94.2%		$233,157
(Cost: $213,158)

SHORT-TERM SECURITIES	Principal
Commercial Paper (B) – 4.2%
General Mills, Inc.,
0.290%, 10-18-10	$3,000	3,000
John Deere Credit Limited (John Deere Capital Corporation),
0.210%, 10-20-10	3,000	3,000
Nokia Corp.,
0.220%, 10-13-10	4,295	4,294

		10,294

Master Note – 0.1%
Toyota Motor Credit Corporation,
0.150%, 10-1-10 (C)	359	359

Municipal Obligations – Taxable – 0.9%
Los Angeles, CA, Wastewater Sys Sub Rev Bonds, Var Rate Rfdg, Ser 2008-G (Bank of America, N.A.),
0.260%, 10-1-10 (C)	2,000	2,000

United States Government Agency Obligations – 0.4%
Overseas Private Investment Corporation,
0.230%, 12-15-10 (C)	1,106	1,106

TOTAL SHORT-TERM SECURITIES –5.6%		$13,759
(Cost: $13,759)

TOTAL INVESTMENT SECURITIES –99.8%		$246,916
(Cost: $226,917)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 0.2%		404

NET ASSETS—100.0%		$247,320

Notes to Schedule of Investments

Fair value is defined as the price that the Portfolio would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date. Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1 – unadjusted quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of September 30, 2010:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$233,157	$—	$—
Short-Term Securities	—	13,759	—
Total Investments in Securities	$233,157	$13,759	$—

(A)	No dividends were paid during the preceding 12 months.

(B)	Rate shown is the yield to maturity at September 30, 2010.

(C)	Variable rate security. Interest rate disclosed is that which is in effect at September 30, 2010. Date shown represents the date that the variable rate resets.

The following acronyms are used throughout this schedule:

ADR = American Depositary Receipts

REIT = Real Estate Investment Trust

SCHEDULE OF INVESTMENTS Energy (in thousands)	SEPTEMBER 30, 2010 (UNAUDITED)

COMMON STOCKS	Shares	Value

Coal & Consumable Fuels – 4.8%
Alpha Natural Resources, Inc. (A)	6	$230
Arch Coal, Inc.	15	389
Cameco Corporation	5	151
CONSOL Energy Inc.	7	244
Peabody Energy Corporation	11	531

		1,545

Construction & Engineering – 4.7%
Chicago Bridge & Iron Company N.V., NY Shares (A)	14	353
Fluor Corporation	15	736
Jacobs Engineering Group Inc. (A)	10	402

		1,491

Construction & Farm Machinery & Heavy Trucks – 2.1%
Bucyrus International, Inc., Class A	10	683

Diversified Metals & Mining – 1.6%
BHP Billiton Limited, ADR	7	519

Electric Utilities – 2.3%
Entergy Corporation	6	436
Exelon Corporation	7	307

		743

Electrical Components & Equipment – 1.2%
First Solar, Inc. (A)	3	383

Integrated Oil & Gas – 9.8%
ConocoPhillips	12	686
Exxon Mobil Corporation	13	809
Marathon Oil Corporation	9	290
Occidental Petroleum Corporation	11	886
Suncor Energy Inc.	14	465

		3,136

Oil & Gas Drilling – 10.5%
ENSCO International Incorporated	9	405
Helmerich & Payne, Inc.	20	798
Nabors Industries Ltd. (A)	25	459
Oasis Petroleum LLC (A)	29	566
Seadrill Limited	13	365
Transocean Inc. (A)	12	793

		3,386

Oil & Gas Equipment & Services – 26.3%
Baker Hughes Incorporated	17	737
Cameron International Corporation (A)	22	930
Core Laboratories N.V.	6	502
FMC Technologies, Inc. (A)	9	645
Halliburton Company	44	1,455
National Oilwell Varco, Inc.	26	1,172
Schlumberger Limited	24	1,478
Superior Energy Services, Inc. (A)	16	431
Tenaris S.A., ADR	21	797
Weatherford International Ltd. (A)	18	310

		8,457

Oil & Gas Exploration & Production – 27.0%
Anadarko Petroleum Corporation	16	930
Apache Corporation	11	1,115
Cabot Oil & Gas Corporation	9	272
CNOOC Limited, ADR	2	437
Continental Resources, Inc. (A)	20	930
Devon Energy Corporation	10	641
EOG Resources, Inc.	8	721
Newfield Exploration Company (A)	19	1,080
Noble Energy, Inc.	12	931
Southwestern Energy Company (A)	31	1,028
Ultra Petroleum Corp. (A)	14	592

		8,677

Oil & Gas Refining & Marketing – 0.8%
Clean Energy Fuels Corp. (A)	17	243

Oil & Gas Storage & Transportation – 6.4%
El Paso Corporation	45	555
El Paso Pipeline Partners, L.P.	16	518
Enbridge Inc.	13	692
Williams Companies, Inc. (The)	15	283

		2,048

TOTAL COMMON STOCKS – 97.5%		$31,311
(Cost: $31,156)

SHORT-TERM SECURITIES – 2.5%	Principal
Master Note
Toyota Motor Credit Corporation,
0.150%, 10-1-10 (B)	$795	$795

(Cost: $795)

TOTAL INVESTMENT SECURITIES – 100.0%		$32,106
(Cost: $31,951)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 0.0%		13

NET ASSETS – 100.0%		$32,119

Notes to Schedule of Investments

Fair value is defined as the price that the Portfolio would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date. Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1 – unadjusted quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of September 30, 2010:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$31,311	$—	$—
Short-Term Securities	—	795	—

Total Investments in Securities	$31,311	$795	$—

(A)	No dividends were paid during the preceding 12 months.

(B)	Variable rate security. Interest rate disclosed is that which is in effect at September 30, 2010. Date shown represents the date that the variable rate resets.

The following acronym is used throughout this schedule:

ADR = American Depositary Receipts

SCHEDULE OF INVESTMENTS Global Bond (in thousands)	SEPTEMBER 30, 2010 (UNAUDITED)

CORPORATE DEBT SECURITIES	Principal	Value

Agricultural Products – 2.3%
CCL Finance Limited,
9.500%, 8-15-14	$100	$117

Distillers & Vintners – 1.4%
Central European Distribution Corporation, Convertible,
3.000%, 3-15-13	75	68

Diversified Banks – 2.4%
Banco Cruzeiro do Sul S.A.,
7.000%, 7-8-13	115	118

Homebuilding – 2.1%
URBI, Desarrollos Urbanos, S.A. de C.V.,
8.500%, 4-19-16	100	107

Oil & Gas Equipment & Services – 2.1%
SKDP 1 Ltd.,
12.000%, 5-19-17	100	108

Oil & Gas Exploration & Production – 2.1%
Pan American Energy LLC,
7.875%, 5-7-21	100	104

Packaged Foods & Meats – 2.1%
JBS Finance II Ltd.,

8.250%, 1-29-18 (A)	100	103

TOTAL CORPORATE DEBT SECURITIES – 14.5%		$725
(Cost: $727)

SHORT-TERM SECURITIES
Master Note – 10.9%
Toyota Motor Credit Corporation,
0.150%, 10-1-10 (B)	547	547

United States Government Obligations – 74.1%
United States Treasury Bills,
0.140%, 11-12-10	3,700	3,700

TOTAL SHORT-TERM SECURITIES – 85.0%		$4,247
(Cost: $4,247)

TOTAL INVESTMENT SECURITIES – 99.5%		$4,972
(Cost: $4,974)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 0.5%		24

NET ASSETS – 100.0%		$4,996

Notes to Schedule of Investments

Fair value is defined as the price that the Portfolio would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date. Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1 – unadjusted quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The following tables summarize the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of September 30, 2010:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Corporate Debt Securities	$—	$725	$—
Short-Term Securities	—	4,247	—
Total Investments in Securities	$—	$4,972	$—

(A)	Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities have been determined to be illiquid under guidelines established by the Board of Trustees. At September 30, 2010, the total value of these securities amounted to $103 or 2.1% of net assets.

(B)	Variable rate security. Interest rate disclosed is that which is in effect at September 30, 2010. Date shown represents the date that the variable rate resets.

SCHEDULE OF INVESTMENTS Global Natural Resources (in thousands)	SEPTEMBER 30, 2010 (UNAUDITED)

COMMON STOCKS	Shares	Value

Brazil – 5.1%
Companhia de Saneamento de Minas Gerais (A)	140	$2,141
Companhia Energetica de Minas Gerais – CEMIG, ADR	110	1,803
Companhia Vale de Rio Doce, ADR	25	782
Petroleo Brasileiro S.A. – Petrobras, ADR	10	363
Suzano Bahia Sul Papel E Celulose S.A. (A)	394	3,722
Tractebel Energia S.A. (A)	65	975

		9,786

Canada – 14.4%
Advantage Oil & Gas Ltd. (A)(B)	55	347
Agnico-Eagle Mines Limited	4	277
Barrick Gold Corporation	35	1,634
Canadian Natural Resources Limited (A)	185	6,400
Canadian Oil Sands Trust (A)	18	445
Cenovus Energy Inc. (A)	26	736
First Quantum Minerals Ltd. (A)	53	4,023
Goldcorp Inc.	74	3,221
Lundin Mining Corporation (A)(B)	62	307
MEG Energy Corp. (A)(B)	4	132
MGM Energy Corp. (A)(B)	250	54
Migao Corporation (A)(B)(C)	50	321
Migao Corporation (A)(B)	5	30
Neo Material Technologies Inc. (A)(B)	35	167
Potash Corporation of Saskatchewan Inc.	30	4,321
Suncor Energy Inc. (A)	55	1,791
Teck Cominco Limited (A)	83	3,414

		27,620

Cayman Islands – 0.6%
China High Speed Transmission Equipment Group Co., Ltd. (A)	500	1,085

Chile – 0.3%
Sociedad Quimica y Minera de Chile S.A., ADR	12	555

China – 4.6%
GCL-Poly Energy Holdings Limited (A)	909	280
Sino-Forest Corporation, Class A (A)(B)	150	2,502
Trina Solar Limited, ADR (B)	75	2,264
Yingli Green Energy Holding Company Limited, ADR (B)	265	3,667

		8,713

Cyprus – 0.1%
Buried Hill Energy (Cyprus) Public Company Limited (A)(B)(D)	70	140

Germany – 0.1%
Phoenix Solar AG, Sulzemoos (A)	6	197

Hong Kong – 0.3%
China Longyuan Power Group Corporation Limited, H Shares (A)(B)	175	174
Guangdong Investment Limited (A)	775	404

		578

Indonesia – 1.9%
PT Adaro Energy Tbk (A)	2,750	624
PT Bumi Resources Tbk (A)	6,750	1,607
PT Indo Tambangraya Megah Tbk (A)	40	186

PT Tambang Batubara Bukit Asam (Persero) Tbk (A)	550	1,199

		3,616

Israel – 1.2%
Israel Chemicals Ltd. (A)	155	2,186

Japan – 1.6%
Mitsubishi Corporation (A)	130	3,085

Netherlands – 0.3%
Chicago Bridge & Iron Company N.V., NY Shares (B)	22	538

Norway – 1.4%
Seadrill Limited (A)	90	2,600

Russia – 5.9%
Mechel Steel Group OAO, ADR	175	4,358
Open Joint Stock Company “RusHydro”, ADR (A)(B)	106	545
Open Joint Stock Company Gazprom, ADR (A)	225	4,722
Uralkali Group, GDR (A)	70	1,537

		11,162

Singapore – 1.2%
Golden Agri-Resources Ltd. (A)	1,250	542
Indofood Agri Resources Ltd. (A)(B)	352	605
Straits Asia Resources Limited (A)	700	1,171

		2,318

South Koreanm – 0.7%
LG Chem, Ltd. (A)	4	1,258

Switzerland – 0.4%
Noble Corporation	20	676

Thailand – 1.0%
Banpu Public Company Limited (A)	79	1,871

United Kingdom – 12.6%
Antofagasta plc (A)	150	2,912
Eurasian Natural Resources Corporation PLC (A)	35	505
Kazakhmys PLC (A)	30	684
Randgold Resources Limited, ADR	55	5,580
Rio Tinto plc (A)	72	4,209
Xstrata plc (A)	525	10,046

		23,936

United States – 37.7%
Allegheny Technologies Incorporated	18	836
Alpha Natural Resources, Inc. (B)	235	9,670
Arch Coal, Inc.	10	267
Brigham Exploration Company (B)	5	94
Cabot Oil & Gas Corporation	165	4,968
Cameron International Corporation (B)	72	3,093
Celanese Corporation, Series A	100	3,210
Chesapeake Energy Corporation	125	2,831
Cleveland-Cliffs Inc	9	543
CONSOL Energy Inc.	80	2,957
El Paso Corporation	458	5,673
EXCO Resources, Inc.	200	2,974

Freeport-McMoRan Copper & Gold Inc., Class B	9		769
GrafTech International Ltd. (B)	110		1,719
Halliburton Company (E)	190		6,283
Kodiak Oil & Gas Corp. (B)	80		271
Molycorp, Inc. (B)	1		28
Newfield Exploration Company (B)	9		517
Oasis Petroleum LLC (B)	35		678
Occidental Petroleum Corporation	60		4,698
Owens-Illinois, Inc. (B)	90		2,525
Peabody Energy Corporation	18		882
Petrohawk Energy Corporation (B)	325		5,247
Pioneer Natural Resources Company	6		390
Plains Exploration and Production Company (B)	35		933
Rock-Tenn Company, Class A	22		1,096
Schlumberger Limited (E)	55		3,389
Southwestern Energy Company (B)	30		1,003
St. Mary Land & Exploration Company	10		375
Williams Companies, Inc. (The)	205		3,918

			71,837

TOTAL COMMON STOCKS – 91.4%			$173,757
(Cost: $164,384)

PREFERRED STOCKS

Brazil – 1.4%
Bradespar S.A. (A)	25		596
CESP – Companhia Energetica de Sao Paulo (A)	33		493
Companhia Energetica de Minas Gerais – CEMIG (A)	90		1,463

			2,552

United States – 0.1%
Konarka Technologies, Inc., 8.0% Cumulative (B)(D)	68		244

TOTAL PREFERRED STOCKS – 1.5%			$2,796
(Cost: $2,396)

CALL OPTIONS – 5.1%	Number of Contracts
Barrick Gold Corporation,
Jan $30.00, Expires 1-24-11	2		$2,745
Canadian Natural Resources Limited,
Jan $25.00, Expires 1-24-11	1		905
El Paso Corporation,
Jan $5.00, Expires 1-24-11	2		1,500
Exxon Mobil Corporation,
Jan $40.00, Expires 1-24-11	—	*	653
Occidental Petroleum Corporation,
Jan $60.00, Expires 1-24-11	1		2,480
Williams Companies, Inc. (The),
Jan $15.00, Expires 1-24-11	3		1,488

			$9,771

(Cost: $9,034)

CORPORATE DEBT SECURITIES – 0.1%	Principal
Brazil
Bahia Sul Celulose S.A., 8.614%, 12-1-12 (C)(F)(G)	BRL180	$98

(Cost: $85)

SHORT-TERM SECURITIES -1.1%
Master Note
Toyota Motor Credit Corporation, 0.150%, 10-1-10 (H)	$2,183	$2,183

(Cost: $2,183)

TOTAL INVESTMENT SECURITIES – 99.2%		$188,605
(Cost: $178,082)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 0.8%		1,459

NET ASSETS – 100.0%		$190,064

Notes to Schedule of Investments

Fair value is defined as the price that the Portfolio would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date. Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1 – unadjusted quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of September 30, 2010:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$173,617	$—	$140
Preferred Stocks	2,552	—	244
Call Options	9,771	—	—
Corporate Debt Securities	—	—	98
Short-Term Securities	—	2,183	—
Total Investments in Securities	$185,940	$2,183	$482
Forward Foreign Currency Contracts	$—	$25	$—

Liabilities
Forward Foreign Currency Contracts	$—	$644	$—

The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

	Common Stocks	Preferred Stocks	Corporate Debt Securities
Beginning Balance 1-01-10	$126	$308	$123
Net realized gain (loss)	—	—	—
Net unrealized appreciation (depreciation)	14	(64)	(25)
Purchases	—	—	—
Sales	—	—	—
Transfers into Level 3 during the period	—	—	—
Transfers out of Level 3 during the period	—	—	—
Ending Balance 9-30-10	$140	$244	$98
Net change in unrealized appreciation (depreciation) for all Level 3 investments still held as of 9-30-10	$14	$(64)	$(25)

The following forward foreign currency contracts were outstanding at September 30, 2010:

Type	Currency	Counterparty	Principal Amount of Contract (Denominated in Indicated Currency)	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
Sell	Brazilian Real	Toronto-Dominion Bank (The)	1,700	10-22-10	$—	$59
Sell	Brazilian Real	Toronto-Dominion Bank (The)	2,800	12-3-10	—	73
Sell	Brazilian Real	Mellon Bank N.A.	3,040	12-17-10	—	31
Sell	British Pound	Royal Bank of Canada	4,347	10-22-10	—	198
Sell	British Pound	Mellon Bank N.A.	1,600	10-29-10	—	42
Sell	British Pound	Toronto-Dominion Bank (The)	1,200	11-19-10	16	—
Sell	British Pound	Toronto-Dominion Bank (The)	1,580	11-19-10	—	17
Sell	British Pound	Mellon Bank N.A.	2,520	12-3-10	—	93
Sell	Canadian Dollar	Toronto-Dominion Bank (The)	3,140	10-29-10	—	23
Sell	Canadian Dollar	Mellon Bank N.A.	3,135	12-17-10	6	—

Sell	Canadian Dollar	Mellon Bank N.A.	1,400	1-14-11	3	—
Sell	Canadian Dollar	Mellon Bank N.A.	2,700	1-14-11	—	16
Sell	Euro	Toronto-Dominion Bank (The)	149	10-22-10	—	11
Sell	Japanese Yen	Mellon Bank N.A.	86,000	10-6-10	—	40
Sell	Japanese Yen	Mellon Bank N.A.	63,600	10-27-10	—	29
Sell	Japanese Yen	Mellon Bank N.A.	38,000	12-1-10	—	7
Sell	Japanese Yen	Toronto-Dominion Bank (The)	62,000	12-15-10	—	5
					$25	$644

*	Not shown due to rounding.

(A)	Listed on an exchange outside the United States.

(B)	No dividends were paid during the preceding 12 months.

(C)	Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities have been determined to be illiquid under guidelines established by the Board of Trustees. At September 30, 2010, the total value of these securities amounted to $419 or 0.2% of net assets.

(D)	Illiquid restricted securities. At September 30, 2010, the Fund owned the following restricted securities:

Security	Acquisition Date(s)	Shares	Cost	Market Value
Buried Hill Energy (Cyprus) Public Company Limited	5-1-07 to 4-17-08	70	$118	$140
Konarka Technologies, Inc., 8.0% Cumulative	8-31-07	68	211	244
			$329	$384

The total value of these securities represented 0.2% of net assets at September 30, 2010.

(E) Securities serve as collateral for the following open futures contracts at September 30, 2010:

Description	Type	Expiration Date	Number of Contracts		Market Value	Unrealized Depreciation
S&P/Toronto Stock Exchange 60 Index	Short	12-16-10	—	*	$(4,157)	$(47)
S&P 500 E-mini	Short	12-17-10	—	*	(21,313)	(156)
					$(25,470)	$(203)

(F)	Principal amounts are denominated in the indicated foreign currency, where applicable (BRL - Brazilian Real).

(G)	Variable rate security. Interest rate disclosed is that which is in effect at September 30, 2010.

(H)	Variable rate security. Interest rate disclosed is that which is in effect at September 30, 2010. Date shown represents the date the variable rate resets.

Securities with an aggregate market value of $482, representing 0.25% of net assets, have been valued in good faith by the Valuation Committee subject to the supervision of the Board of Trustees.

The following acronyms are used throughout this schedule:

ADR = American Depositary Receipts

GDR = Global Depositary Receipts

SCHEDULE OF INVESTMENTS
Growth (in thousands)	SEPTEMBER 30, 2010 (UNAUDITED)

COMMON STOCKS	Shares	Value

Aerospace & Defense – 2.7%
Precision Castparts Corp.	181	$23,076

Air Freight & Logistics – 0.8%
FedEx Corporation	75	6,438

Asset Management & Custody Banks – 2.1%
T. Rowe Price Group, Inc.	349	17,473

Broadcasting – 0.2%
Discovery Holding Company, Class A (A)	43	1,855

Casinos & Gaming – 3.7%
Las Vegas Sands, Inc. (A)	168	5,848
Wynn Resorts, Limited	292	25,302

		31,150

Communications Equipment – 5.6%
Cisco Systems, Inc. (A)	1,292	28,297
Juniper Networks, Inc. (A)	135	4,097
QUALCOMM Incorporated	337	15,226

		47,620

Computer Hardware – 7.8%
Apple Inc. (A)	202	57,204
Hewlett-Packard Company	200	8,410

		65,614

Computer Storage & Peripherals – 3.8%
NetApp, Inc. (A)	639	31,792

Consumer Finance – 1.9%
American Express Company	389	16,329

Data Processing & Outsourced Services – 2.5%
Visa Inc., Class A	279	20,711

Department Stores – 2.7%
Kohl’s Corporation (A)	432	22,768

Electrical Components & Equipment – 3.5%
Emerson Electric Co.	555	29,247

Environmental & Facilities Services – 0.7%
Stericycle, Inc. (A)	89	6,191

Fertilizers & Agricultural Chemicals – 0.4%
Monsanto Company	66	3,149

Footwear – 1.5%
NIKE, Inc., Class B	158	12,662

General Merchandise Stores – 1.5%
Target Corporation	231	12,361

Health Care Equipment – 1.0%
Intuitive Surgical, Inc. (A)	29	8,257

Home Improvement Retail – 1.7%
Home Depot, Inc. (The)	442	13,987

Hotels, Resorts & Cruise Lines – 4.1%
Carnival Corporation	352	13,450
Starwood Hotels & Resorts Worldwide, Inc.	397	20,849

		34,299

Household Products – 0.7%
Colgate-Palmolive Company	81	6,187

Industrial Gases – 1.7%
Praxair, Inc.	166	15,020

Industrial Machinery – 1.5%
Danaher Corporation	308	12,516

Internet Retail – 1.0%
Amazon.com, Inc. (A)	53	8,371

Internet Software & Services – 4.2%
Google Inc., Class A (A)	68	35,733

IT Consulting & Other Services – 3.3%
Cognizant Technology Solutions Corporation, Class A (A)	431	27,793

Life Sciences Tools & Services – 1.7%
Thermo Fisher Scientific Inc. (A)	295	14,139

Movies & Entertainment – 1.5%
Walt Disney Company (The)	384	12,708

Oil & Gas Equipment & Services – 6.5%
Halliburton Company	326	10,764
National Oilwell Varco, Inc.	203	9,023
Schlumberger Limited	569	35,059

		54,846

Other Diversified Financial Services – 3.8%
JPMorgan Chase & Co.	835	31,789

Personal Products – 0.8%
Estee Lauder Companies Inc. (The), Class A	107	6,785

Pharmaceuticals – 6.3%
Abbott Laboratories	117	6,102
Allergan, Inc.	393	26,133
Teva Pharmaceutical Industries Limited, ADR	397	20,915

		53,150

Restaurants – 2.0%
Starbucks Corporation	496	12,674
YUM! Brands, Inc.	99	4,565

		17,239

Semiconductors – 5.5%
Altera Corporation	142	4,286
Broadcom Corporation, Class A	121	4,272
Linear Technology Corporation	136	4,192
Microchip Technology Incorporated	1,072	33,707

		46,457

Soft Drinks – 2.5%
Coca-Cola Company (The)	144	8,415
PepsiCo, Inc.	191	12,697

		21,112

Specialized Finance – 0.4%
CME Group Inc.	13	3,490

Specialty Chemicals – 1.0%
Ecolab Inc.	165	8,382

Systems Software – 3.6%
Microsoft Corporation	642	15,713
VMware, Inc., Class A (A)	172	14,567

		30,280

TOTAL COMMON STOCKS – 96.2%		$810,976
(Cost: $698,526)

SHORT-TERM SECURITIES	Principal
Commercial Paper (B) – 4.1%
Clorox Co., 0.350%, 10-18-10	$5,000	4,999
General Mills, Inc., 0.260%, 10-4-10	10,000	9,999
Heinz (H.J.) Finance Co. (Heinz (H.J.) Co.), 0.310%, 10-22-10	1,000	1,000
Illinois Tool Works Inc., 0.140%, 10-4-10	4,507	4,507
Prudential Funding LLC, 0.000%, 10-1-10	5,000	5,000
Straight-A Funding, LLC (Federal Financing Bank): 0.170%, 10-7-10	5,000	5,000
0.210%, 11-12-10	4,000	3,999

		34,504

Master Note – 0.0%
Toyota Motor Credit Corporation, 0.150%, 10-1-10 (C)	348	348

TOTAL SHORT-TERM SECURITIES – 4.1%		$34,852
(Cost: $34,852)

TOTAL INVESTMENT SECURITIES – 100.3%		$845,828
(Cost: $733,378)

LIABILITIES, NET OF CASH AND OTHER ASSETS – (0.3%)		(2,786)

NET ASSETS – 100.0%		$843,042

Notes to Schedule of Investments

Fair value is defined as the price that the Portfolio would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date. Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1 – unadjusted quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of September 30, 2010:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$810,976	$—	$
Short-Term Securities	—	34,852		—
Total Investments in Securities	$810,976	$34,852		$—

(A)	No dividends were paid during the preceding 12 months.

(B)	Rate shown is the yield to maturity at September 30, 2010.

(C)	Variable rate security. Interest rate disclosed is that which is in effect at September 30, 2010. Date shown represents the date that the variable rate resets.

The following acronym is used throughout this schedule:

ADR = American Depositary Receipts

SCHEDULE OF INVESTMENTS High Income (in thousands)	SEPTEMBER 30, 2010 (UNAUDITED)

COMMON STOCKS	Shares	Value

Casinos & Gaming – 0.1%
Pinnacle Entertainment, Inc. (A)	13	$139

Food Distributors – 0.1%
Dole Food Company, Inc. (A)	36	328

Railroads – 0.2%
Kansas City Southern (A)	15	561

Thrifts & Mortgage Finance – 0.3%
PMI Group, Inc. (The) (A)	187	686

Wireless Telecommunication Service – 0.1%
NII Holdings, Inc. (A)	4	144

TOTAL COMMON STOCKS – 0.8%		$1,858
(Cost: $2,702)

PREFERRED STOCKS – 0.4%
Communications Equipment
Lucent Technologies Capital Trust I, 7.75% Cumulative (A)	1	$851

(Cost: $868)

WARRANTS – 0.1%
Agricultural Products
ASG Consolidated LLC	1	$132

(Cost: $72)

CORPORATE DEBT SECURITIES	Principal
Advertising – 0.8%
Interpublic Group of Companies, Inc. (The),
10.000%, 7-15-17	$1,650	1,926

Aerospace & Defense – 0.3%
Alliant Techsystems Inc.,
6.875%, 9-15-20	300	305
BE Aerospace Inc,
6.875%, 10-1-20	445	454

		759

Agricultural Products – 1.3%
American Seafoods Group LLC,
10.750%, 5-15-16 (B)	1,475	1,504
ASG Consolidated LLC,
15.000%, 5-15-17 (B)	1,200	1,086
Southern States Cooperative, Inc.,
11.250%, 5-15-15 (B)	480	509

		3,099

Airlines – 0.2%
Global Aviation Holdings, Inc.,
14.000%, 8-15-13 (B)	500	535

Alternative Carriers – 0.6%
Level 3 Financing, Inc.:
9.250%, 11-1-14	150	141
10.000%, 2-1-18	700	630
PAETEC Holding Corp.,
9.500%, 7-15-15	570	581

		1,352

Apparel Retail – 0.9%
Limited Brands, Inc.:
8.500%, 6-15-19	1,550	1,801
7.000%, 5-1-20	320	346

		2,147

Apparel, Accessories & Luxury Goods – 0.6%
Norcraft Companies, L.P. and Norcraft Finance Corp.,
10.500%, 12-15-15	590	617
Oxford Industries, Inc.,
11.375%, 7-15-15	700	787

		1,404

Auto Parts & Equipment – 3.0%
Affinia Group Inc.,
10.750%, 8-15-16 (B)	1,840	2,047
Allison Transmission,
11.000%, 11-1-15 (B)	500	543
Icahn Enterprises L.P.,
8.000%, 1-15-18	1,050	1,055
J.B. Poindexter & Co., Inc.,
8.750%, 3-15-14	1,938	1,894
UCI Holdco, Inc.,
8.292%, 12-15-13 (C)(D)	1,347	1,302

		6,841

Automotive Retail – 2.0%
Asbury Automotive Group, Inc.,
7.625%, 3-15-17	225	219
AutoNation, Inc.,
6.750%, 4-15-18	300	308
Sonic Automotive, Inc.,
9.000%, 3-15-18	2,780	2,884
United Auto Group, Inc.,
7.750%, 12-15-16	1,250	1,220

		4,631

Broadcasting – 1.2%
Gray Television, Inc.,
10.500%, 6-29-15	460	459
SIRIUS XM Radio Inc.,
8.750%, 4-1-15 (B)	2,265	2,407

		2,866

Building Products – 2.9%
Goodman Global Group, Inc.,
0.000%, 12-15-14 (E)	5,695	3,644
Hillman Group, Inc. (The),
10.875%, 6-1-18 (B)	1,005	1,060
Norcraft Companies, L.P. and Norcraft Finance Corp.,
9.750%, 9-1-12	728	683
Ply Gem Industries, Inc.,
11.750%, 6-15-13	1,040	1,113

		6,500

Cable & Satellite – 1.8%
Cablevision Systems Corporation:
7.750%, 4-15-18	150	159
8.000%, 4-15-20	200	215
CSC Holdings, Inc.,
8.625%, 2-15-19	250	281
DISH DBS Corporation,
7.875%, 9-1-19	1,750	1,884
EchoStar DBS Corporation,
7.750%, 5-31-15	1,500	1,599

		4,138

Casinos & Gaming – 2.8%
Harrah’s Entertainment, Inc.,
12.750%, 4-15-18 (B)	320	298
Inn of the Mountain Gods Resort and Casino,
12.000%, 11-15-10 (F)	1,750	718
Marina District Finance Company, Inc.:
9.500%, 10-15-15 (B)	160	155
9.875%, 8-15-18 (B)	160	154
MGM MIRAGE:
10.375%, 5-15-14	325	362
7.625%, 1-15-17	500	421

11.125%, 11-15-17	650	740
11.375%, 3-1-18	750	714
9.000%, 3-15-20 (B)	400	421
Peninsula Gaming, LLC:
8.375%, 8-15-15	550	572
10.750%, 8-15-17	400	423
Pinnacle Entertainment, Inc.:
8.625%, 8-1-17	525	557
8.750%, 5-15-20	80	79
Wynn Las Vegas, LLC and Wynn Las Vegas Capital Corp.,
7.750%, 8-15-20 (B)	750	792

		6,406

Catalog Retail – 0.8%
QVC, Inc.,
7.500%, 10-1-19 (B)	1,750	1,829

Commodity Chemicals – 0.2%
Celanese US Holdings, LLC,
6.625%, 10-15-18 (B)	185	189
TPC Group Inc.,
8.250%, 10-1-17 (G)	185	190

		379

Computer Storage & Peripherals – 0.2%
Hutchinson Technology Incorporated, Convertible,
3.250%, 1-15-26	750	548

Construction & Farm Machinery & Heavy Trucks – 1.2%
ArvinMeritor, Inc.,
10.625%, 3-15-18	300	332
Case Corporation,
7.250%, 1-15-16	450	479
Case New Holland, Inc.,
7.875%, 12-1-17 (B)	720	782
Terex Corporation,
10.875%, 6-1-16	1,000	1,142

		2,735

Construction Materials – 2.8%
CEMEX Finance LLC,
9.500%, 12-14-16 (B)	1,050	1,057
Headwaters Incorporated,
11.375%, 11-1-14 (B)	2,315	2,465
Headwaters Incorporated, Convertible:
2.500%, 2-1-14	375	293
14.750%, 2-1-14 (G)	2,396	2,576

		6,391

Consumer Finance – 2.1%
American General Finance Corporation,
6.900%, 12-15-17	500	418
Bankrate Inc.,
11.750%, 7-15-15 (B)	2,025	2,166
Credit Acceptance Corporation,
9.125%, 2-1-17 (B)	640	672
Ford Motor Credit Company,
8.000%, 12-15-16	1,000	1,131
Ford Motor Credit Company LLC,
8.125%, 1-15-20	300	345
TMX Finance LLC and TitleMax Finance Corp,
13.250%, 7-15-15 (B)	188	205

		4,937

Consumer Products – 0.4%
Prestige Brands, Inc.,
8.250%, 4-1-18	1,000	1,035

Department Stores – 0.2%
Sears Holdings Corp.,
6.625%, 10-15-18 (G)	420	420

Diversified Chemicals – 0.8%
LCI Escrow Corporation,
8.000%, 11-1-17 (B)	320	350
Solutia Inc.,
7.875%, 3-15-20	1,090	1,164
Vertellus Specialties Inc.,

9.375%, 10-1-15 (B)	370	384

		1,898

Diversified Metals & Mining – 0.3%
Compass Minerals International, Inc.,
8.000%, 6-1-19	700	739

Diversified Real Estate Activities – 0.3%
DuPont Fabros Technology, Inc.,
8.500%, 12-15-17	600	644

Diversified Support Services – 1.2%
KAR Holdings, Inc.:
8.750%, 5-1-14	749	780
10.000%, 5-1-15	1,339	1,406
SITEL, LLC and SITEL Finance Corp.,
11.500%, 4-1-18 (B)	790	632

		2,818

Drug Retail – 0.1%
Rite Aid Corporation,
9.750%, 6-12-16	300	321

Education Services – 3.3%
Laureate Education, Inc.:
10.000%, 8-15-15 (B)	1,750	1,785
11.000%, 8-15-15 (B)(C)	4,183	4,271
11.750%, 8-15-17 (B)	1,525	1,609

		7,665

Electrical Components & Equipment – 2.0%
International Wire Group, Inc.,
9.750%, 4-15-15 (B)	800	817
NXP B.V. and NXP Funding LLC,
9.500%, 10-15-15	3,620	3,711

		4,528

Electronic Manufacturing Services – 2.0%
Jabil Circuit, Inc.:
7.750%, 7-15-16	1,520	1,666
8.250%, 3-15-18	1,385	1,548
KEMET Corporation,
10.500%, 5-1-18 (B)	1,400	1,465

		4,679

Environmental & Facilities Services – 0.1%
Liberty Tire Recycling Holdco, LLC and Liberty Tire Recycling Finance, Inc.,
11.000%, 10-1-16 (B)	146	149

Food Distributors – 2.0%
Dole Food Company, Inc.,
13.875%, 3-15-14	2,092	2,552
Viskase Companies, Inc.:
9.875%, 1-15-18 (B)	1,625	1,658
9.875%, 1-15-18 (B)	300	306

		4,516

Forest Products – 1.3%
Ainsworth Lumber Co. Ltd.,
11.000%, 7-29-15 (B)(C)	3,690	3,025

Gas Utilities – 0.6%
Ferrellgas, L.P. and Ferrellgas Finance Corp.,
9.125%, 10-1-17	1,000	1,084
Suburban Propane Partners, L.P. and Suburban Energy Finance Corp.,
7.375%, 3-15-20	230	244

		1,328

Health Care Equipment – 1.8%
Biomet, Inc.:
10.000%, 10-15-17	750	828
10.375%, 10-15-17	500	555
11.625%, 10-15-17	850	947
ReAble Therapeutics Finance LLC and ReAble Therapeutics Finance Corporation:
10.875%, 11-15-14	330	359
11.750%, 11-15-14	1,500	1,571

		4,260

Health Care Facilities – 3.5%
HCA Inc.:
9.625%, 11-15-16	1	1

9.875%, 2-15-17	300	332
8.500%, 4-15-19	1,000	1,115
7.875%, 2-15-20	500	547
7.250%, 9-15-20	300	321
HealthSouth Corporation,
8.125%, 2-15-20	1,925	2,002
Radiation Therapy Services, Inc.,
9.875%, 4-15-17 (B)	1,120	1,106
Tenet Healthcare Corporation,
8.000%, 8-1-20 (B)	480	479
United Surgical Partners International, Inc.,
8.875%, 5-1-17	2,000	2,044

		7,947

Health Care Services – 2.3%
BioScrip, Inc.,
10.250%, 10-1-15	480	491
Gentiva Health Services, Inc.,
11.500%, 9-1-18 (B)	1,500	1,601
OnCure Holdings, Inc.,
11.750%, 5-15-17 (B)	660	607
Rotech Healthcare Inc.,
10.750%, 10-15-15 (G)	280	278
US Oncology, Inc.,
10.750%, 8-15-14	2,230	2,319

		5,296

Home Furnishings – 0.1%
Simmons Bedding Company,
11.250%, 7-15-15 (B)	300	322

Hotels, Resorts & Cruise Lines – 1.0%
Gaylord Entertainment Company,
6.750%, 11-15-14	2,400	2,352

Household Products – 0.8%
Diversey Holdings, Inc.,
10.500%, 5-15-20	750	821
Diversey, Inc.,
8.250%, 11-15-19	1,000	1,070

		1,891

Independent Power Producers & Energy Traders – 1.2%
AES Corporation (The),
9.750%, 4-15-16	1,750	2,013
Calpine Corporation,
7.875%, 7-31-20 (B)	700	719

		2,732

Industrial Conglomerates – 0.6%
Pinafore, LLC and Pinafore, Inc.,
9.000%, 10-1-18 (B)	1,425	1,496

Industrial Machinery – 1.5%
CPM Holdings, Inc.,
10.625%, 9-1-14 (B)	1,250	1,347
RBS Global, Inc. and Rexnord LLC,
11.750%, 8-1-16	2,075	2,220

		3,567

Integrated Telecommunication Services – 2.7%
Qwest Communications International Inc.:
8.000%, 10-1-15	800	866
7.125%, 4-1-18 (B)	1,050	1,103
West Corporation:
11.000%, 10-15-16	4,090	4,346
8.625%, 10-1-18 (G)	110	112

		6,427

Internet Software & Services – 2.5%
Clearwire Communications LLC:
12.000%, 12-1-15 (B)	1,060	1,145
12.000%, 12-1-15 (B)	970	1,045
Equinix, Inc.,
8.125%, 3-1-18	600	641
Terremark Worldwide, Inc.,
12.000%, 6-15-17	2,521	2,879

		5,710

IT Consulting & Other Services – 1.3%
Broadview Networks Holdings, Inc.,
11.375%, 9-1-12	920	902

Telvent GIT, S.A., Convertible,
5.500%, 4-15-15 (B)	2,000	2,010

		2,912

Leisure Facilities – 0.6%
Speedway Motorsports, Inc.,
8.750%, 6-1-16	1,350	1,458

Life Sciences Tools & Services – 0.2%
PharmaNet Development Group Inc.,
10.875%, 4-15-17 (B)	440	454

Metal & Glass Containers – 0.5%
Plastipak Holdings, Inc.:
8.500%, 12-15-15 (B)	130	135
10.625%, 8-15-19 (B)	880	976

		1,111

Movies & Entertainment – 1.7%
AMC Entertainment Inc.,
11.000%, 2-1-16	1,500	1,601
Cinemark USA, Inc.,
8.625%, 6-15-19	1,000	1,065
Marquee Holdings Inc.,
9.505%, 8-15-14	1,450	1,189

		3,855

Office Electronics – 2.0%
Xerox Capital Trust I,
8.000%, 2-1-27	4,500	4,578

Office Services & Supplies – 0.5%
Interface, Inc.,
11.375%, 11-1-13	1,070	1,214

Oil & Gas Drilling – 2.1%
RDS Ultra-Deepwater Ltd,
11.875%, 3-15-17 (B)	1,560	1,630
Vantage Drilling Company,
11.500%, 8-1-15 (B)	3,090	3,245

		4,875

Oil & Gas Equipment & Services – 1.5%
Geokinetics Holdings USA, Inc.,
9.750%, 12-15-14 (B)	1,715	1,500
Global Geophysical Services, Inc.,
10.500%, 5-1-17 (B)	1,240	1,262
PHI, Inc.,
8.625%, 10-15-18 (B)	222	218
Thermon Industries, Inc.,
9.500%, 5-1-17 (B)	480	502

		3,482

Oil & Gas Exploration & Production – 3.9%
Anadarko Petroleum Corporation:
5.950%, 9-15-16	1,050	1,147
6.375%, 9-15-17	375	413
Chesapeake Energy Corporation:
9.500%, 2-15-15	2,625	3,038
6.875%, 8-15-18	560	587
6.625%, 8-15-20	560	585
McMoRan Exploration Co.,
11.875%, 11-15-14	1,250	1,375
Petrohawk Energy Corporation:
10.500%, 8-1-14	400	453
7.250%, 8-15-18 (B)	250	255
Quicksilver Resources Inc.:
11.750%, 1-1-16	600	704
7.125%, 4-1-16	400	395

		8,952

Oil & Gas Storage & Transportation – 0.6%
Copano Energy, L.L.C.,
8.125%, 3-1-16	650	663
dcp LLC,
10.750%, 8-15-15 (B)	490	495
Energy Transfer Equity, L.P.,
7.500%, 10-15-20	250	263

		1,421

Other Diversified Financial Services – 0.7%
JPMorgan Chase & Co.,
7.900%, 4-29-49 (D)	1,500	1,607

Packaged Foods & Meats – 0.1%
Pinnacle Foods Finance LLC,
8.250%, 9-1-17 (B)	210	213

Paper Products – 0.8%
Appleton Papers Inc.:
10.500%, 6-15-15 (B)	720	674
11.250%, 12-15-15 (B)	675	500
PE Paper Escrow GmbH,
12.000%, 8-1-14 (B)	580	670

		1,844

Personal Products – 0.1%
NBTY, Inc.,
9.000%, 10-1-18 (G)	148	155

Pharmaceuticals – 1.4%
Catalent Pharma Solutions, Inc.,
9.750%, 4-15-17 (H)	EUR275	345
Mylan Inc.:
7.625%, 7-15-17 (B)	$570	606
7.875%, 7-15-20 (B)	320	343
Quintiles Transnational Holdings Inc, 9.500%, 12-30-14 (B)	1,915	1,968

		3,262

Property & Casualty Insurance – 0.8%
Fidelity National Information Services, Inc.:
7.625%, 7-15-17 (B)	1,235	1,318
7.875%, 7-15-20 (B)	420	453

		1,771

Publishing – 1.1%
Nielsen Finance LLC and Nielsen Finance Co.:
11.500%, 5-1-16	1,200	1,362
0.000%, 8-1-16 (I)	800	801
7.750%, 10-15-18	292	290

		2,453

Railroads – 1.1%
Kansas City Southern de Mexico, S.A. de C.V.,
8.000%, 2-1-18 (B)	2,400	2,580

Regional Banks – 1.5%
CIT Group, Inc.:
7.000%, 5-1-13	1,250	1,256
7.000%, 5-1-17	2,330	2,281

		3,537

Restaurants – 3.0%
CKE Restaurants, Inc.,
11.375%, 7-15-18 (B)	3,328	3,411
NPC International, Inc.,
9.500%, 5-1-14	3,392	3,460

		6,871

Security & Alarm Services – 0.4%
DynCorp International Inc.,
10.375%, 7-1-17 (B)	875	871

Specialized Finance – 0.3%
PHH Corporation,
9.250%, 3-1-16 (B)	700	728

Specialized REITs – 0.3%
Omega Healthcare Investors, Inc.,
6.750%, 10-15-22 (B)	700	693

Specialty Chemicals – 1.1%
Huntsman International LLC:
7.375%, 1-1-15	850	863
5.500%, 6-30-16	300	287
8.625%, 3-15-20	1,100	1,138
8.625%, 3-15-21 (B)	280	290

		2,578

Steel – 1.0%
Ryerson Inc.,
12.000%, 11-1-15	750	772
Severstal Columbus LLC,
10.250%, 2-15-18 (B)	720	756
WireCo WorldGroup Inc.,

9.500%, 5-15-17 (B)	750	771

		2,299

Wireless Telecommunication Service – 1.9%
Crown Castle International Corp.,
9.000%, 1-15-15	1,500	1,653
Digicel Group Limited,
10.500%, 4-15-18 (B)	928	1,018
SBA Telecommunications, Inc.:
8.000%, 8-15-16	300	323
8.250%, 8-15-19	300	330
Sprint Nextel Corporation,
8.375%, 8-15-17	200	217
Wind Acquisition Finance S.A.,
11.750%, 7-15-17 (B)	685	768

		4,309

TOTAL CORPORATE DEBT SECURITIES – 88.8%		$205,271
(Cost: $196,315)

SENIOR LOANS
Alternative Carriers – 0.4%
U.S. Telepacific Corp.,
9.250%, 7-25-15 (D)	846	847

Communications Equipment – 0.1%
Mitel Networks Corporation,
7.352%, 8-15-15 (D)	224	204

Diversified Support Services – 1.5%
N.E.W. Holdings I, LLC:
9.500%, 3-5-17 (D)	1,200	1,186
9.500%, 3-5-17 (D)	1,200	1,186
9.500%, 3-5-17 (D)	1,200	1,186

		3,558

Electric Utilities – 0.3%
Texas Competitive Electric Holdings Company, LLC,
4.066%, 10-10-14 (D)	912	708

Environmental & Facilities Services – 0.4%
K2 Pure Solutions Nocal, L.P., 10.000%, 7-20-15 (D)	1,000	960

Health Care Services – 1.1%
Gentiva Health Services, Inc.,
6.750%, 5-23-16 (D)	2,520	2,510

Household Products – 0.5%
Reynolds Group Holdings, Inc.,
2.375%, 8-16-16 (D)	1,125	1,129

Hypermarkets & Super Centers – 0.5%
Roundy’s Supermarkets, Inc.,
10.000%, 4-5-16 (D)	1,120	1,138

Independent Power Producers & Energy Traders – 0.3%
Energy Future Competitive Holdings Company and Texas Competitive Electric Holdings Company, LLC:
3.758%, 10-10-14 (D)	638	496
3.758%, 10-10-14 (D)	143	111
3.789%, 10-10-14 (D)	4	3

		610

Oil & Gas Storage & Transportation – 0.5%
Blueknight Energy Partners, L.P.:
9.500%, 6-30-11 (D)	1,172	1,176
9.500%, 6-30-11 (D)	76	75

		1,251

TOTAL SENIOR LOANS – 5.6%		$12,915
(Cost: $13,165)

SHORT-TERM SECURITIES
Commercial Paper (J) – 1.3%
Clorox Co.,
0.370%, 10-21-10	3,000	2,999

Master Note – 1.1%
Toyota Motor Credit Corporation,
0.150%, 10-1-10 (K)	2,575	2,575

TOTAL SHORT-TERM SECURITIES – 2.4%		$5,574
(Cost: $5,574)

TOTAL INVESTMENT SECURITIES – 98.1%		$226,601
(Cost: $218,696)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 1.9%		4,325

NET ASSETS – 100.0%		$230,926

Notes to Schedule of Investments

Fair value is defined as the price that the Portfolio would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date. Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1 – unadjusted quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of September 30, 2010:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$1,858	$—	$—
Preferred Stocks	851	—	—
Warrants	—	132	—
Corporate Debt Securities	—	205,271	—
Senior Loans	—	10,500	2,415
Short-Term Securities	—	5,574	—
Total Investments in Securities	$2,709	$221,477	$2,415
Forward Foreign Currency Contracts	$—	$66	$—

The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

	Corporate Debt Securities	Senior Loans
Beginning Balance 1-1-10	$599	$—
Net realized gain (loss)	—	—
Net unrealized appreciation (depreciation)	—	—
Purchases	—	—
Sales	—	—
Transfers into Level 3 during the period	—	2,415
Transfers out of Level 3 during the period	(599)	—
Ending Balance 9-30-10	$—	$2,415
Net change in unrealized appreciation (depreciation) for all Level 3 investments still held as of 9-30-10	$—	$7

Transfers from Level 2 to Level 3 occurred generally due to the lack of observable market data due to decreased market activity or information for these securities. Transfers from Level 3 to Level 2 occurred generally due to the increased availability of observable market data due to increased market activity or information.

The following forward foreign currency contracts were outstanding at September 30, 2010:

Type	Currency	Counterparty	Principal Amount of Contract (Denominated in Indicated Currency)	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
Sell	Euro	Citibank, N.A.	14	10-15-10	$2	$—
Sell	Euro	Citibank, N.A.	13	4-15-11	2	—
Sell	Euro	Citibank, N.A.	13	10-14-11	2	—
Sell	Euro	Citibank, N.A.	13	4-13-12	2	—
Sell	Euro	Citibank, N.A.	13	10-15-12	2	—
Sell	Euro	Citibank, N.A.	13	4-15-13	2	—
Sell	Euro	Citibank, N.A.	13	10-15-13	2	—
Sell	Euro	Citibank, N.A.	13	4-15-14	2	—
Sell	Euro	Citibank, N.A.	14	10-15-14	2	—
Sell	Euro	Citibank, N.A.	14	4-15-15	2	—
Sell	Euro	Citibank, N.A.	14	10-15-15	2	—
Sell	Euro	Citibank, N.A.	13	4-15-16	2	—
Sell	Euro	Citibank, N.A.	14	10-14-16	2	—
Sell	Euro	Citibank, N.A.	289	4-13-17	40	—
					$66	$—

(A)	No dividends were paid during the preceding 12 months.

(B)	Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities have been determined to be liquid under guidelines established by the Board of Trustees. At September 30, 2010, the total value of these securities amounted to $79,610 or 34.5% of net assets.

(C)	Payment-in-kind bonds.

(D)	Variable rate security. Interest rate disclosed is that which is in effect at September 30, 2010.

(E)	Zero coupon bond.

(F)	Non-income producing as the issuer has either missed its most recent interest payment or declared bankruptcy.

(G)	Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities have been determined to be illiquid under guidelines established by the Board of Trustees. At September 30, 2010, the total value of these securities amounted to $3,731 or 1.6% of net assets.

(H)	Principal amounts are denominated in the indicated foreign currency, where applicable (EUR – Euro).

(I)	Securities do not bear interest for an initial period of time and subsequently become interest bearing.

(J)	Rate shown is the yield to maturity at September 30, 2010.

(K)	Variable rate security. Interest rate disclosed is that which is in effect at September 30, 2010. Date shown represents the date that the variable rate resets.

SCHEDULE OF INVESTMENTS International Core Equity (in thousands)	SEPTEMBER 30, 2010 (UNAUDITED)

COMMON STOCKS	Shares	Value

Australia – 11.4%
Australia and New Zealand Banking Group Limited (A)	310	$7,095
Computershare Limited (A)	758	7,148
Crown Limited (A)	864	7,006
Foster’s Group Limited (A)	1,860	11,022
John Fairfax Holdings Limited (A)	4,317	6,113
Myer Holdings Limited (A)	1,604	5,831
Orica Limited (A)	308	7,648
Telstra Corporation Limited (A)	3,716	9,411

		61,274

Brazil – 1.2%
Vivo Participacoes S.A., ADR	229	6,234

Canada – 2.4%
Canadian Natural Resources Limited (A)	206	7,112
Research In Motion Limited (B)	117	5,692

		12,804

China – 4.5%
China Mobile Limited (A)(C)	93	952
China Mobile Limited (A)	886	9,073
Industrial and Commercial Bank of China Limited, H Shares (A)(D)	7,148	5,325
Industrial and Commercial Bank of China Limited, H Shares (A)	3,373	2,513
ZTE Corporation, H Shares (A)	1,628	6,484

		24,347

France – 13.3%
ALSTOM (A)	165	8,415
AXA S.A. (A)	342	5,984
Sanofi-Aventis (A)	177	11,818
Schneider Electric S.A. (A)	52	6,610
Societe Generale (A)	127	7,305
TOTAL S.A. (A)	399	20,567
Vivendi Universal (A)	407	11,123

		71,822

Germany – 5.7%
Bayer Aktiengesellschaft (A)	145	10,071
DaimlerChrysler AG, Registered Shares (A)	139	8,827
Deutsche Boerse AG (A)	83	5,514
Deutsche Lufthansa Aktiengesellschaft (A)	342	6,275

		30,687

Hong Kong – 3.8%
Cheung Kong (Holdings) Limited (A)	818	12,398
New World Development Company Limited (A)	3,941	7,944

		20,342

Israel – 1.5%
Bezeq – Israel Telecommunication Corp., Ltd. (The) (A)	3,282	8,180

Italy – 2.4%
Banca Intesa S.p.A. (A)	1,810	5,879
Mediaset S.p.A. (A)	969	6,869

		12,748

Japan – 13.4%
Bridgestone Corporation (A)	475	8,656
JGC Corporation (A)	450	7,811
Komatsu Ltd. (A)	289	6,711

Mitsubishi Corporation (A)	296	7,015
Mitsubishi Electric Corporation (A)	808	6,949
Nihon Densan Kabushiki Kaisha (A)	82	7,271
Nissin Kogyo Co., Ltd. (A)	580	9,273
Shin-Etsu Chemical Co., Ltd. (A)	113	5,507
Sumitomo Corporation (A)	575	7,411
Trend Micro Incorporated (A)	194	5,789

		72,393

Mexico – 2.6%
Fomento Economico Mexicano, S.A.B. de C.V.	130	6,586
Grupo Modelo, S.A.B. de C.V., Series C (A)	1,308	7,235

		13,821

Netherlands – 1.4%
Fugro N.V. (A)	117	7,676

Norway – 1.1%
StatoilHydro ASA (A)	292	6,088

Russia – 1.4%
Mobile TeleSystems OJSC, ADR	365	7,747

Singapore – 1.1%
CapitaCommercial Trust (A)	5,306	5,971

Spain – 1.2%
Tecnicas Reunidas, S.A. (A)	116	6,199

Switzerland – 6.7%
Credit Suisse Group, Registered Shares (A)	284	12,143
Roche Holdings AG, Genusscheine (A)	61	8,318
Syngenta AG (A)	36	8,887
TEMENOS Group AG (A)(B)	217	6,650

		35,998

Taiwan – 3.3%
High Tech Computer Corp. (A)	343	7,780
Taiwan Semiconductor Manufacturing Company Ltd. (A)	5,094	10,108

		17,888

United Kingdom – 18.9%
BAE Systems plc (A)	1,653	8,890
Barclays plc (A)(D)	877	4,126
Barclays plc (A)	1,361	6,406
BG Group plc (A)	221	3,884
Home Retail Group plc (A)	1,785	5,775
Prudential plc (A)	947	9,473
Rio Tinto plc (A)	118	6,916
Royal Dutch Shell plc, Class A (A)	368	11,078
tesco plc (A)	1,009	6,723
Unilever plc (A)	444	12,841
Vodafone Group plc (A)	5,170	12,758
WPP Group plc (A)	555	6,139
Xstrata plc (A)	384	7,339

		102,348

United States – 1.2%
Southern Copper Corporation	181	6,369

TOTAL COMMON STOCKS – 98.5%		$530,936
(Cost: $496,467)

SHORT-TERM SECURITIES	Principal

Commercial Paper (E) – 1.3%
Bank of Nova Scotia,
0.190%, 11-1-10	$2,948	2,947
McCormick & Co. Inc.,
0.000%, 10-1-10	4,086	4,086

		7,033

Master Note – 0.1%
Toyota Motor Credit Corporation,
0.150%, 10-1-10 (F)	279	279

TOTAL SHORT-TERM SECURITIES – 1.4%		$7,312
(Cost: $7,312)

TOTAL INVESTMENT SECURITIES – 99.9%		$538,248
(Cost: $503,779)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 0.1%		676

NET ASSETS – 100.0%		$538,924

Notes to Schedule of Investments

Fair value is defined as the price that the Portfolio would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date. Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1 – unadjusted quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of September 30, 2010:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$529,983	$953	$—
Short-Term Securities	—	7,312	—

Total Investments in Securities	$529,983	$8,265	$—

(A) Listed on an exchange outside the United States.

(B)	No dividends were paid during the preceding 12 months.

(C)	Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities have been determined to be illiquid under guidelines established by the Board of Trustees. At September 30, 2010, the total value of these securities amounted to $952 or 0.2% of net assets.

(D)	Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities have been determined to be liquid under guidelines established by the Board of Trustees. At September 30, 2010, the total value of these securities amounted to $9,451 or 1.8% of net assets.

(E)	Rate shown is the yield to maturity at September 30, 2010.

(F)	Variable rate security. Interest rate disclosed is that which is in effect at September 30, 2010. Date shown represents the date the variable rate resets.

The following acronym is used throughout this schedule:

ADR = American Depositary Receipts

SCHEDULE OF INVESTMENTS International Growth (in thousands)	SEPTEMBER 30, 2010 (UNAUDITED)

COMMON STOCKS	Shares	Value

Australia – 5.6%
Foster’s Group Limited (A)	1,278	$7,571
Orica Limited (A)	129	3,200
Telstra Corporation Limited (A)	2,281	5,778

		16,549

Belgium – 1.1%
InBev NV (A)	56	3,315

Brazil – 2.3%
Banco Santander Brasil S.A., Units (A)(B)	185	2,503
BM&FBOVESPA S.A. - Bolsa de Valores, Mercadorias eFuturos (A)	511	4,275

		6,778

Canada – 1.1%
Canadian Natural Resources Limited (A)	94	3,248

China – 4.8%
China Construction Bank Corporation (A)	4,723	4,139
Sino-Forest Corporation, Class A (A)(C)	160	2,672
Tingyi Holding Corp. (A)	1,264	3,486
Wynn Macau, Limited (A)(C)	2,367	4,094

		14,391

France – 6.8%
Cap Gemini S.A. (A)	47	2,361
Pinault-Printemps-Redoute S.A. (A)	43	6,924
Technip-Coflexip (A)	46	3,698
VINCI (A)	145	7,284

		20,267

Germany – 10.4%
adidas AG (A)	96	5,921
Bayer Aktiengesellschaft (A)	93	6,442
DaimlerChrysler AG, Registered Shares (A)	108	6,846
Deutsche Boerse AG (A)	56	3,713
QIAGEN N.V. (A)(C)	195	3,501
SAP Aktiengesellschaft (A)	90	4,452

		30,875

Hong Kong – 5.3%
Cheung Kong (Holdings) Limited (A)	357	5,412
Henderson Land Development Company Limited (A)	714	5,084
Yue Yuen Industrial (Holdings) Limited (A)	1,449	5,369

		15,865

India – 2.3%
Genpact Limited (C)	90	1,597
Hero Honda Motors Limited (A)	79	3,281
INFRASTRUCTURE DEVELOPMENT FINANCE COMPANY LIMITED (A)(B)	453	2,043

		6,921

Italy – 1.6%
Saipem S.p.A. (A)	122	4,905

Japan – 9.5%
Bridgestone Corporation (A)	289	5,273
Honda Motor Co., Ltd. (A)	131	4,632
JGC Corporation (A)	266	4,617
KONAMI CORPORATION (A)	215	3,787

Mitsubishi Corporation (A)	214	5,066
Nissin Kogyo Co., Ltd. (A)	237	3,782
YAMADA-DENKI Co., Ltd. (A)	20	1,226

		28,383

Mexico – 1.3%
Grupo Modelo, S.A.B. de C.V., Series C (A)	710	3,929

Netherlands – 2.1%
ASML Holding N.V., Ordinary Shares (A)	72	2,152
Koninklijke KPN N.V. (A)	270	4,182

		6,334

Norway – 1.3%
Seadrill Limited (A)	137	3,963

Spain – 2.7%
Tecnicas Reunidas, S.A. (A)	78	4,170
Telefonica, S.A. (A)	161	3,980

		8,150

Sweden – 2.7%
ASSA ABLOY AB, Class B (A)	151	3,809
Telefonaktiebolaget LM Ericsson, B Shares (A)	378	4,149

		7,958

Switzerland – 7.6%
Credit Suisse Group, Registered Shares (A)	77	3,281
Nestle S.A., Registered Shares (A)	127	6,758
Swatch Group Ltd (The), Bearer Shares (A)	3	967
Syngenta AG (A)	19	4,826
TEMENOS Group AG (A)(C)	218	6,686

		22,518

Taiwan – 2.1%
High Tech Computer Corp. (A)	272	6,172

United Kingdom – 19.7%
Barclays plc (A)	273	1,284
British American Tobacco plc (A)	224	8,351
Capita Group plc (The) (A)	375	4,634
Diageo plc (A)	312	5,370
GlaxoSmithKline plc (A)	271	5,340
International Power plc (A)	913	5,567
Prudential plc (A)	655	6,548
Rio Tinto plc (A)	55	3,237
Serco Group plc (A)	497	4,805
tesco plc (A)	568	3,783
Vodafone Group plc (A)	2,318	5,719
Xstrata plc (A)	193	3,686

		58,324

United States – 3.0%
QUALCOMM Incorporated	77	3,455
Schlumberger Limited	66	4,056
Virgin Media Inc.	66	1,523

		9,034

TOTAL COMMON STOCKS – 93.3%		$277,879
(Cost: $255,774)

PREFERRED STOCKS – 2.1%
Germany
Fresenius AG (A)	76	$6,139

(Cost: $5,389)

SHORT-TERM SECURITIES	Principal

Commercial Paper (backed by irrevocable bank letter of credit) (D) – 2.3%
COFCO Capital Corp. (Rabobank Nederland),
0.280%, 10-20-10	7,000	6,999

Master Note – 1.3%
Toyota Motor Credit Corporation, 0.150%, 10-1-10 (E)	3,876	3,876

United States Government Agency Obligations – 1.7%
Overseas Private Investment Corporation:
0.200%, 11-15-10 (E)	2,662	2,662
0.200%, 11-15-10 (E)	2,308	2,308

		4,970

TOTAL SHORT-TERM SECURITIES – 5.3%		$15,845
(Cost: $15,845)

TOTAL INVESTMENT SECURITIES – 100.7%		$299,863
(Cost: $277,008)

LIABILITIES, NET OF CASH AND OTHER ASSETS – (0.7%)		(2,060)

NET ASSETS – 100.0%		$297,803

Notes to Schedule of Investments

Fair value is defined as the price that the Portfolio would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date. Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1 – unadjusted quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of September 30, 2010:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$277,879	$—	$—
Preferred Stocks	6,139	—	—
Short-Term Securities	—	15,845	—
Total Investments in Securities	$284,018	$15,845	$—
Swap Agreements	$—	$1,629	$—

The following total return swaps were outstanding at September 30, 2010:

Counterparty	Notional Amount	Underlying Security	Termination Date	Financing Fee#	Unrealized Appreciation
UBS AG, London	$2,092	Sany Heavy Industry Co., Ltd.	4-21-11	USD LIBOR + 0.700%	$817
UBS AG, London	1,043	Sany Heavy Industry Co., Ltd.	4-25-11	USD LIBOR + 0.700%	407
UBS AG, London	1,038	Sany Heavy Industry Co., Ltd.	4-26-11	USD LIBOR + 0.700%	405

					$1,629

#	The Fund pays the financing fee multiplied by the notional amount each quarter. On the termination date of the swap contracts, the Fund will pay/receive the return of the underlying security.

(A)	Listed on an exchange outside the United States.

(B)	Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities have been determined to be liquid under guidelines established by the Board of Trustees. At September 30, 2010, the total value of these securities amounted to $4,546 or 1.5% of net assets.

(C)	No dividends were paid during the preceding 12 months.

(D)	Rate shown is the yield to maturity at September 30, 2010.

(E)	Variable rate security. Interest rate disclosed is that which is in effect at September 30, 2010. Date shown represents the date the variable rate resets.

SCHEDULE OF INVESTMENTS Limited-Term Bond (in thousands)	SEPTEMBER 30, 2010 (UNAUDITED)

CORPORATE DEBT SECURITIES	Principal	Value
Air Freight & Logistics – 1.5%
FedEx Corporation,
7.375%, 1-15-14	$1,500	$1,768

Airlines – 0.8%
Southwest Airlines Co.,
6.500%, 3-1-12	1,000	1,060

Biotechnology – 0.8%
Amgen Inc.,
5.700%, 2-1-19	800	956

Computer & Electronics Retail – 0.9%
Best Buy Co., Inc.,
6.750%, 7-15-13	1,000	1,119

Computer Hardware – 1.6%
Hewlett-Packard Company,
2.125%, 9-13-15	2,000	2,019

Construction & Farm Machinery & Heavy Trucks – 1.2%
John Deere Capital Corporation,
2.800%, 9-18-17	1,500	1,512

Consumer Finance – 1.6%
American Express Credit Corporation,
2.750%, 9-15-15	2,000	2,013

Diversified Capital Markets – 0.8%
Deutsche Bank AG,
3.450%, 3-30-15	1,000	1,055

Diversified Chemicals – 0.9%
E.I. du Pont de Nemours and Company,
5.750%, 3-15-19	1,000	1,192

Electric Utilities – 1.8%
Oncor Electric Delivery Company,
6.375%, 5-1-12	1,000	1,089
PacifiCorp,
5.500%, 1-15-19	1,000	1,177

		2,266

Health Care Services – 0.4%
Medco Health Solutions, Inc.,
2.750%, 9-15-15	500	508

Industrial Conglomerates – 0.8%
General Electric Capital Corporation,
3.750%, 11-14-14	1,000	1,059

Integrated Telecommunication Services – 2.3%
AT&T Inc.,
5.800%, 2-15-19	1,500	1,788
Deutsche Telekom International Finance B.V.,
4.875%, 7-8-14	1,000	1,100

		2,888

Investment Banking & Brokerage – 0.8%
Morgan Stanley,
4.100%, 1-26-15	1,000	1,034

Life & Health Insurance – 2.0%
MetLife Global Funding I,
2.500%, 9-29-15 (A)	1,500	1,503
Prudential Financial, Inc.,
4.750%, 9-17-15	1,000	1,082

		2,585

Movies & Entertainment – 1.3%
Walt Disney Company (The),
4.700%, 12-1-12	1,500	1,625

Oil & Gas Equipment & Services – 1.3%
Halliburton Company,
6.150%, 9-15-19	1,375	1,641

Oil & Gas Storage & Transportation – 3.0%
DCP Midstream Operating, LP,
3.250%, 10-1-15	1,500	1,507
Sunoco Logistics Partners Operations L.P.,
8.750%, 2-15-14	2,000	2,341

		3,848

Other Diversified Financial Services – 1.6%
JPMorgan Chase & Co.,
1.650%, 9-30-13	2,000	2,003

Packaged Foods & Meats – 3.0%
Campbell Soup Company,
4.500%, 2-15-19	1,000	1,119
Kellogg Company,
6.600%, 4-1-11	1,000	1,030
Kraft Foods Inc.,
4.125%, 2-9-16	1,500	1,624

		3,773

Pharmaceuticals – 1.7%
Roche Holdings Ltd,
5.000%, 3-1-14 (B)	2,000	2,237

Property & Casualty Insurance – 3.4%
Berkshire Hathaway Finance Corporation,
4.750%, 5-15-12	2,000	2,124
Fidelity National Financial, Inc.,
6.600%, 5-15-17	2,000	2,064

		4,188

Regional Banks – 0.9%
PNC Funding Corp,
4.250%, 9-21-15	1,000	1,078

Systems Software – 1.0%
Microsoft Corporation,
1.625%, 9-25-15	1,200	1,201

TOTAL CORPORATE DEBT SECURITIES – 35.4%		$44,628
(Cost: $44,255)

MUNICIPAL BONDS - TAXABLE – 1.1%
Massachusetts
MA Hlth and Edu Fac Auth, Rev Bonds, Harvard Univ Issue, Ser 2008C,
5.260%, 10-1-18	1,250	$1,440

(Cost: $1,444)

UNITED STATES GOVERNMENT AGENCY OBLIGATIONS
Agency Obligations – 11.6%
Federal Farm Credit Bank,
4.800%, 10-19-15	2,170	2,506
Federal Home Loan Bank,
1.750%, 9-11-15	2,000	2,017
Federal National Mortgage Association:
1.150%, 4-14-14	3,000	3,000
2.375%, 7-28-15	2,000	2,079
2.000%, 8-24-15	2,000	2,015
1.725%, 9-14-15	2,000	2,012
2.000%, 12-30-15	1,000	1,000

		14,629

Mortgage-Backed Obligations – 19.4%
Federal Home Loan Mortgage Corporation Agency REMIC/CMO,
5.000%, 5-15-31	1,410	1,439
Federal Home Loan Mortgage Corporation Fixed Rate Participation Certificates:
4.500%, 10-1-20	2,012	2,136
5.000%, 7-1-25	1,254	1,331
5.000%, 3-1-35	967	1,022
Federal National Mortgage Association Agency REMIC/CMO,
4.000%, 11-25-39	2,908	3,080
Federal National Mortgage Association Fixed Rate Pass-Through Certificates:
1.125%, 9-27-13	2,000	2,005
5.000%, 12-1-19	1,462	1,561
5.500%, 11-1-22	1,766	1,910
5.000%, 4-1-24	1,355	1,439
5.000%, 5-1-28	2,382	2,517
5.000%, 9-1-33	2,546	2,703
5.000%, 5-1-35	1,149	1,215
Government National Mortgage Association Agency REMIC/CMO,
4.585%, 8-16-34	2,000	2,182

		24,540

TOTAL UNITED STATES GOVERNMENT AGENCY OBLIGATIONS – 31.0%		$39,169
(Cost: $39,093)

UNITED STATES GOVERNMENT OBLIGATIONS – 21.1%
Treasury Obligations
United States Treasury Notes:
0.750%, 8-15-13	6,000	6,023
2.375%, 8-31-14	10,000	10,553
1.250%, 8-31-15	10,000	10,000

		$26,576

(Cost: $26,359)

SHORT-TERM SECURITIES
Commercial Paper (C) – 11.8%
Heinz (H.J.) Finance Co. (Heinz (H.J.) Co.),
0.310%, 10-22-10	3,000	2,999
Kellogg Co.,
0.240%, 10-5-10	5,000	5,000
Nokia Corp.:
0.210%, 10-7-10	5,000	5,000
0.220%, 10-13-10	1,883	1,883

		14,882

Master Note – 1.5%
Toyota Motor Credit Corporation,
0.150%, 10-1-10 (D)	1,949	1,949

TOTAL SHORT-TERM SECURITIES – 13.3%		$16,831
(Cost: $16,831)

TOTAL INVESTMENT SECURITIES – 101.9%		$128,644
(Cost: $127,982)

LIABILITIES, NET OF CASH AND OTHER ASSETS – (1.9%)		(2,429)

NET ASSETS – 100.0%		$126,215

Notes to Schedule of Investments

Fair value is defined as the price that the Portfolio would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date. Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1 – unadjusted quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The following tables summarize the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of September 30, 2010:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Corporate Debt Securities	$—	$44,628	$—
Municipal Bonds	—	1,440	—
United States Government Agency Obligations	—	39,169	—
United States Government Obligations	—	26,576	—
Short-Term Securities	—	16,831	—
Total Investments in Securities	$—	$128,644	$—

(A)	Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities have been determined to be illiquid under guidelines established by the Board of Trustees. At September 30, 2010, the total value of these securities amounted to $1,503 or 1.2% of net assets.

(B)	Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities have been determined to be liquid under guidelines established by the Board of Trustees. At September 30, 2010, the total value of these securities amounted to $2,237 or 1.8% of net assets.

(C)	Rate shown is the yield to maturity at September 30, 2010.

(D)	Variable rate security. Interest rate disclosed is that which is in effect at September 30, 2010. Date shown represents the date that the variable rate resets.

The following acronyms are used throughout this schedule:

CMO = Collateralized Mortgage Obligation

REMIC = Real Estate Mortgage Investment Conduit

SCHEDULE OF INVESTMENTS Micro Cap Growth (in thousands)
SEPTEMBER 30, 2010 (UNAUDITED)

COMMON STOCKS	Shares	Value
Advertising – 3.5%
MDC Partners Inc., Class A	49	$654
MediaMind Technologies Inc. (A)	47	649
ReachLocal, Inc. (A)	20	281

		1,584

Aerospace & Defense – 1.2%
Global Defense Technology & Systems, Inc. (A)	40	553

Apparel Retail – 1.5%
Citi Trends Inc. (A)	20	489
New York & Company, Inc. (A)	81	208

		697

Apparel, Accessories & Luxury Goods – 0.9%
Volcom, Inc. (A)	22	424

Application Software – 8.2%
ClickSoftware Technologies Ltd. (A)	25	162
Motricity, Inc. (A)	27	318
NetScout Systems, Inc. (A)	40	823
OPNET Technologies, Inc.	30	547
RealPage, Inc. (A)	33	623
SciQuest, Inc. (A)	21	251
Sonic Solutions (A)	30	337
Ultimate Software Group, Inc. (The) (A)	9	328
VanceInfo Technologies Inc., ADR (A)	10	330

		3,719

Asset Management & Custody Banks – 0.8%
Envestnet, Inc. (A)	33	344

Auto Parts & Equipment – 1.2%
Westport Innovations Inc. (A)	31	544

Biotechnology – 4.7%
Allos Therapeutics, Inc. (A)	85	402
Dyax Corp. (A)	64	152
Idenix Pharmaceuticals, Inc. (A)	55	171
Nanosphere, Inc. (A)	56	283
NuPathe Inc. (A)	41	295
Pharmasset, Inc. (A)	27	807

		2,110

Broadcasting – 0.8%
Global Traffic Network, Inc. (A)	69	347

Commodity Chemicals – 0.7%
STR Holdings, Inc. (A)	14	293

Communications Equipment – 3.5%
Blue Coat Systems, Inc. (A)	19	453
Ixia (A)	36	451
Meru Networks, Inc. (A)	21	367
Oplink Communications, Inc. (A)	15	296

		1,567

Computer Hardware – 0.5%
Super Micro Computer, Inc. (A)	22	231

Construction & Farm Machinery & Heavy Trucks – 1.5%
Commercial Vehicle Group, Inc. (A)	36	369
Wabash National Corporation (A)	37	297

		666

Data Processing & Outsourced Services – 1.3%
SPS Commerce, Inc. (A)	45	579

Distillers & Vintners – 0.7%
China New Borun Corporation, ADR (A)	27	316

Distributors – 1.4%
DXP Enterprises, Inc. (A)	34	642

Education Services – 4.2%
ChinaCast Education Corporation (A)	77	547
Grand Canyon Education, Inc. (A)	46	1,017
National American University Holdings, Inc.	41	278

		1,842

Electrical Components & Equipment – 0.5%
China Electric Motor, Inc. (A)	48	217

Electronic Components – 0.6%
Universal Display Corporation (A)	12	275

Electronic Equipment & Instruments – 0.7%
FARO Technologies, Inc. (A)	14	310

Electronic Manufacturing Services – 2.7%
Fabrinet (A)	16	259
Maxwell Technologies, Inc. (A)	15	218
Mercury Computer Systems, Inc. (A)	33	396
SMART Modular Technologies (WWH), Inc. (A)	53	321

		1,194

Fertilizers & Agricultural Chemicals – 0.8%
Yongye Biotechnology International, Inc. (A)	55	390

Food Retail – 0.5%
QKL Stores Inc. (A)	46	222

General Merchandise Stores – 1.0%
Gordmans Stores, Inc. (A)	39	452

Health Care Equipment – 3.5%
ABIOMED, Inc. (A)	42	447
Quidel Corporation (A)	30	328
Spectranetics Corporation (The) (A)	105	570
Synovis Life Technologies, Inc. (A)	16	242

		1,587

Health Care Supplies – 1.5%
Rochester Medical Corporation (A)	25	269
Winner Medical Group Inc. (A)	88	415

		684

Health Care Technology – 0.7%
Omnicell, Inc. (A)	25	323

Home Furnishings – 1.0%
Kid Brands, Inc. (A)	51	435

Household Appliances – 0.8%
Deer Consumer Products, Inc. (A)	35	340

Integrated Telecommunication Services – 0.8%
City Telecom Ltd, ADR	29	360

Internet Software & Services – 6.9%
Constant Contact, Inc. (A)	20	431
IntraLinks Holdings, Inc. (A)	65	1,105
KIT digital, Inc. (A)	55	664
Liquidity Services, Inc. (A)	23	373
Terremark Worldwide, Inc. (A)	54	561

		3,134

IT Consulting & Other Services – 0.6%
Camelot Information Systems Inc., ADR (A)	15	260

Life Sciences Tools & Services – 1.1%
Bruker Corporation (A)	34	473

Managed Health Care – 0.8%
Molina Healthcare, Inc. (A)	13	348

Movies & Entertainment – 1.9%
Rentrak Corporation (A)	34	857

Oil & Gas Drilling – 0.7%
Pioneer Drilling Company (A)	50	322

Oil & Gas Equipment & Services – 3.3%
Basic Energy Services, Inc. (A)	41	353
Natural Gas Services Group, Inc. (A)	23	335
T-3 Energy Services, Inc. (A)	31	803

		1,491

Oil & Gas Refining & Marketing – 0.6%
China Integrated Energy, Inc. (A)	39	261

Personal Products – 0.5%
China-Biotics, Inc. (A)	19	205

Pharmaceuticals – 6.0%
Biodel Inc. (A)	34	178
BioMimetic Therapeutics, Inc. (A)	44	499
Obagi Medical Products, Inc. (A)	61	636
Questcor Pharmaceuticals, Inc. (A)	114	1,135
SuperGen, Inc. (A)	119	249

		2,697

Research & Consulting Services – 1.0%
Mistras Group, Inc. (A)	39	454

Restaurants – 3.4%
BJ’s Restaurants, Inc. (A)	18	513
California Pizza Kitchen, Inc. (A)	17	281
Country Style Cooking Restaurant Chain Co., Ltd.,ADR (A)	9	246
McCormick & Schmick’s Seafood Restaurants, Inc. (A)	23	178
Red Robin Gourmet Burgers, Inc. (A)	16	318

		1,536

Semiconductor Equipment – 1.2%
Nanometrics Incorporated (A)	36	546

Semiconductors – 4.5%
Alpha and Omega Semiconductor Limited (A)	11	120
Cavium Networks, Inc. (A)	15	417
Diodes Incorporated (A)	14	246
Mellanox Technologies, Ltd. (A)	15	287
Monolithic Power Systems, Inc. (A)	20	322
O2Micro International Limited (A)	50	305
Pericom Semiconductor Corporation (A)	40	348

		2,045

Specialty Stores – 0.3%
Build-A-Bear Workshop, Inc. (A)	24	145

Steel – 0.4%
China Gerui Advanced Materials Group Limited (A)	33	190

Systems Software – 6.5%
CommVault Systems, Inc. (A)	45	1,169
Fortinet, Inc. (A)	55	1,377
Radiant Systems, Inc. (A)	22	378

		2,924

Trucking – 4.8%
Celadon Group, Inc. (A)	48	666
Marten Transport, Ltd.	35	800
Roadrunner Transportation Systems, Inc. (A)	33	357
Vitran Corporation Inc., Class A (A)	31	337

		2,160

TOTAL COMMON STOCKS – 96.2%		$43,295
(Cost: $39,572)

SHORT-TERM SECURITIES – 0.6%	Principal
Master Note
Toyota Motor Credit Corporation,
0.150%, 10-1-10 (B)	$268	$268

(Cost: $268)

TOTAL INVESTMENT SECURITIES – 96.8%		$43,563
(Cost: $39,840)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 3.2%		1,426

NET ASSETS – 100.0%		$44,989

Notes to Schedule of Investments

Fair value is defined as the price that the Portfolio would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date. Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1 – unadjusted quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of September 30, 2010:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$43,295	$—	$—
Short-Term Securities	—	268	—
Total Investments in Securities	$43,295	$268	$—

(A)	No dividends were paid during the preceding 12 months.

(B) Variable rate security. Interest rate disclosed is that which is in effect at September 30, 2010. Date shown represents the date that the variable rate resets.

The following acronym is used throughout this schedule:

ADR = American Depositary Receipts

SCHEDULE OF INVESTMENTS Mid Cap Growth (in thousands)	SEPTEMBER 30, 2010 (UNAUDITED)

COMMON STOCKS	Shares	Value
Advertising – 1.1%
Focus Media Holding Limited, ADR (A)	53	$1,282

Air Freight & Logistics – 3.7%
C.H. Robinson Worldwide, Inc.	25	1,772
Expeditors International of Washington, Inc.	55	2,536

		4,308

Apparel Retail – 3.2%
J. Crew Group, Inc. (A)	52	1,736
Urban Outfitters, Inc. (A)	63	1,989

		3,725

Apparel, Accessories & Luxury Goods – 3.1%
Columbia Sportswear Company	21	1,213
lululemon athletica inc. (A)	53	2,350

		3,563

Application Software – 5.4%
salesforce.com, inc. (A)(B)	18	2,063
Solera Holdings, Inc.	51	2,251
SuccessFactors, Inc. (A)	80	2,016

		6,330

Auto Parts & Equipment – 3.2%
BorgWarner Inc. (A)	51	2,686
Gentex Corporation	60	1,172

		3,858

Broadcasting – 1.0%
CBS Corporation, Class B	73	1,163

Computer Storage & Peripherals – 3.1%
NetApp, Inc. (A)	72	3,562

Construction & Engineering – 1.1%
Quanta Services, Inc. (A)	66	1,250

Consumer Finance – 2.1%
Discover Financial Services	150	2,496

Data Processing & Outsourced Services – 2.5%
Paychex, Inc.	106	2,926

Department Stores – 1.1%
Nordstrom, Inc.	33	1,244

Distillers & Vintners – 1.7%
Brown-Forman Corporation, Class B	32	1,946

Electrical Components & Equipment – 2.2%
Cooper Industries, Ltd., Class A	24	1,177
Roper Industries, Inc.	21	1,382

		2,559

Environmental & Facilities Services – 1.4%
Stericycle, Inc. (A)	23	1,622

Food Retail – 3.1%
Whole Foods Market, Inc. (A)	99	3,675

Health Care Distributors – 1.8%
Henry Schein, Inc. (A)	36	2,097

Health Care Equipment – 4.8%
Hospira, Inc. (A)	39	2,249
IDEXX Laboratories, Inc. (A)	19	1,176
Intuitive Surgical, Inc. (A)	4	1,064
Varian Medical Systems, Inc. (A)	18	1,107

		5,596

Health Care Services – 0.4%
Accretive Health, Inc. (A)	43	470

Health Care Technology – 1.6%
Cerner Corporation (A)	22	1,818

Homefurnishing Retail – 0.9%
Williams-Sonoma, Inc.	34	1,075

Hotels, Resorts & Cruise Lines – 2.6%
Royal Caribbean Cruises Ltd. (A)	36	1,148
Starwood Hotels & Resorts Worldwide, Inc.	35	1,828

		2,976

Human Resource & Employment Services – 1.1%
Manpower Inc.	25	1,287

Industrial Machinery – 4.0%
Donaldson Company, Inc.	25	1,183
Gardner Denver, Inc.	1	54
IDEX Corporation	63	2,222
Kaydon Corporation	34	1,185

		4,644

Insurance Brokers – 1.4%
Arthur J. Gallagher & Co.	64	1,681

Internet Retail – 0.5%
Netflix, Inc. (A)	4	584

Internet Software & Services – 1.2%
DealerTrack Holdings, Inc. (A)	78	1,338

Investment Banking & Brokerage – 2.2%
Greenhill & Co., Inc.	32	2,526

Life Sciences Tools & Services – 0.5%
TECHNE Corporation	9	531

Oil & Gas Drilling – 1.5%
Patterson-UTI Energy, Inc.	99	1,693

Oil & Gas Equipment & Services – 2.2%
Dresser-Rand Group Inc. (A)	69	2,558

Oil & Gas Exploration & Production – 4.4%
Continental Resources, Inc. (A)	25	1,150
Noble Energy, Inc.	27	2,045
Ultra Petroleum Corp. (A)	46	1,942

		5,137

Personal Products – 1.2%
Mead Johnson Nutrition Company	24	1,354

Pharmaceuticals – 2.3%
Allergan, Inc.	41	2,708

Publishing – 2.0%
Meredith Corporation	70	2,345

Real Estate Management & Development – 2.8%
CB Richard Ellis Group, Inc., Class A (A)	175	3,204

Regional Banks – 3.1%
Signature Bank (A)	58	2,238
TCF Financial Corporation	81	1,309

		3,547

Restaurants – 2.6%
Chipotle Mexican Grill, Inc., Class A (A)	13	2,236
P.F. Chang’s China Bistro, Inc.	18	832

		3,068

Semiconductor Equipment – 1.6%
Lam Research Corporation (A)	44	1,856

Semiconductors – 5.5%
Linear Technology Corporation	54	1,657
Microchip Technology Incorporated	109	3,416
Semtech Corporation (A)	65	1,308

		6,381

Specialized Finance – 1.0%
CME Group Inc.	4	1,169

Specialty Chemicals – 1.3%
RPM International Inc.	75	1,502

Specialty Stores – 2.0%
PetSmart, Inc.	66	2,317

Trading Companies & Distributors – 3.0%
Fastenal Company	66	3,508

Trucking – 0.2%
Knight Transportation, Inc.	12	224

TOTAL COMMON STOCKS – 98.7%		$114,703
(Cost: $93,879)

SHORT-TERM SECURITIES – 1.8%	Principal
Master Note
Toyota Motor Credit Corporation,
0.150%, 10-1-10 (C)	$2,084	$2,084

(Cost: $2,084)

TOTAL INVESTMENT SECURITIES – 100.5%		$116,787
(Cost: $95,963)

LIABILITIES, NET OF CASH AND OTHER ASSETS – (0.5%)		(621)

NET ASSETS – 100.0%		$116,166

Notes to Schedule of Investments

Fair value is defined as the price that the Portfolio would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date. Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1 – unadjusted quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of September 30, 2010:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$114,703	$—	$—
Short-Term Securities	—	2,084	—
Total Investments in Securities	$114,703	$2,084	$—

Liabilities
Written Options	$16	$24	$—

(A)	No dividends were paid during the preceding 12 months.
(B)	Securities serve as cover or collateral for the following written options outstanding at September 30, 2010:

Underlying Security	Counterparty	Contracts Subject to Call		Expiration Month	Exercise Price	Premium Received	Market Value
salesforce.com, inc.	Goldman, Sachs & Company	—	*	November 2010	$135.00	$24	$(16)
Whole Foods Market, Inc.	UBS Securities LLC	1		November 2010	43.00	35	(24)
						$59	$(40)

*	Not shown due to rounding.

(C)	Variable rate security. Interest rate disclosed is that which is in effect at September 30, 2010. Date shown represents the date that the variable rate resets.

The following acronym is used throughout this schedule:

ADR = American Depositary Receipt

SCHEDULE OF INVESTMENTS Money Market (in thousands)	SEPTEMBER 30, 2010 (UNAUDITED)

CORPORATE OBLIGATIONS	Principal	Value
Commercial Paper (A)
American Honda Finance Corp., 0.180%, 10-6-10	$4,000	$4,000
Corporacion Andina de Fomento, 0.190%, 10-28-10	3,000	2,999
Honeywell International Inc., 0.590%, 12-27-10	1,200	1,198
John Deere Credit Limited (John Deere Capital Corporation), 0.210%, 10-28-10	2,000	2,000
Nokia Corp., 0.220%, 10-13-10	7,000	6,999
Novartis Securities Investment Ltd., 0.000%, 10-1-10	1,000	1,000
PACCAR Financial Corp., 0.270%, 12-2-10	3,000	2,999
Panasonic Finance America, Inc.: 0.190%, 10-4-10	1,300	1,300
0.400%, 1-13-11	2,000	1,998
0.430%, 2-14-11	4,500	4,492
Prudential Funding LLC, 0.000%, 10-1-10	3,000	3,000
Straight-A Funding, LLC (Federal Financing Bank): 0.200%, 10-13-10	3,000	3,000
0.210%, 11-5-10	4,200	4,199
0.250%, 12-13-10	2,500	2,499
Wisconsin Electric Power Co., 0.000%, 10-1-10	5,127	5,127

Total Commercial Paper – 28.0%		46,810
Commercial Paper (backed by irrevocable bank letter of credit) (A)
COFCO Capital Corp. (Rabobank Nederland), 0.280%, 10-20-10	8,260	8,259
River Fuel Company #2, Inc. (Bank of New York (The)), 0.340%, 10-29-10	1,601	1,600
River Fuel Funding Company #3, Inc. (Bank of New York (The)), 0.280%, 10-29-10	1,000	1,000
River Fuel Trust #1 (Bank of New York (The)), 0.340%, 10-29-10	1,050	1,050

Total Commercial Paper (backed by irrevocable bank letter of credit) – 7.1%		11,909
Master Note
Toyota Motor Credit Corporation, 0.150%, 10-1-10 (B)	1,786	1,786

Total Master Note – 1.1%		1,786
Notes
3M Company, 5.610%, 12-12-10	4,250	4,294
Bank of America, N.A., 0.763%, 10-22-10 (B)	1,300	1,300
BellSouth Corporation, 4.295%, 4-26-11 (C)	2,800	2,853
Citigroup Inc.: 0.452%, 11-18-10 (B)	4,000	3,990
5.100%, 9-29-11	1,799	1,872
Countrywide Home Loans Inc. (Bank of America), 4.000%, 3-22-11	2,500	2,540

IBM International Group Capital LLC (International Business Machines Corporation), 0.568%, 11-26-10 (B)	1,500	1,500
Rabobank Nederland, 0.446%, 11-16-10 (B)	1,000	1,000
Royal Bank of Scotland plc (The), 1.006%, 10-28-10 (B)	4,000	4,000
Washington Mutual Finance Corp. (Citigroup), 6.875%, 5-15-11	1,000	1,036
Wells Fargo & Company, 0.948%, 10-25-10 (B)	2,000	2,003

Total Notes - 15.8%		26,388
Notes (backed by irrevocable bank letter of credit)
Conestoga Wood Specialties Corp, Var Rate Demand Rev Bonds, Ser 2000 (Wachovia Bank, N.A.), 0.330%, 10-1-10 (B)	1,255	1,255
The Academy of the New Church, Taxable Var Rate Demand Bonds, Ser 2008 (Wachovia Bank, N.A.), 0.280%, 10-1-10 (B)	2,580	2,580
Trap Rock Industries, Inc., Taxable Var Demand Bonds, Ser 2005 (Wachovia Bank, N.A.), 0.280%, 10-1-10 (B)	1,435	1,435

Total Notes (backed by irrevocable bank letter of credit) – 3.2%		5,270

TOTAL CORPORATE OBLIGATIONS – 55.2%		$92,163
(Cost: $92,163)

MUNICIPAL OBLIGATIONS
California – 6.6%
CA Hlth Fac Fin Auth, Var Rate Hosp Rev Bonds (Adventist Hlth Sys/West), Ser 1998B (Bank of America, N.A), 0.290%, 10-1-10 (B)	2,400	2,400
CA Pollutn Ctl Fin Auth, Pollutn Ctl Rfdg Rev Bonds (Pacific Gas and Elec Co), Ser C (JPMorgan Chase Bank, N.A), 0.290%, 10-1-10 (B)	4,500	4,500
Cnty of Santa Clara, Teeter Plan Oblig, Commercial Paper Notes, Ser A, 0.260%, 10-6-10	1,000	1,000
Los Angeles, CA, Wastewater Sys Sub Rev Bonds, Var Rate Rfdg, Ser 2008-G (Bank of America, N.A.), 0.260%, 10-1-10 (B)	3,055	3,055

		10,955

Colorado – 5.0%
Castle Rock, CO, Var Rate Cert of Participation, Ser 2008 (Wells Fargo Bank, N.A.), 0.300%, 10-1-10 (B)	4,200	4,200
CO Hlth Fac Auth, Var Rate Rev Bonds (Exempla, Inc.), Ser 2009A (U.S. Bank, N.A.), 0.230%, 10-6-10 (B)	1,465	1,465

Exempla General Impvt Dist of Lafayette, CO, Spl Impvt Dist No. 02-01, Spl Assmt Var Rate Rev Rfdg and Impvt Bonds, Ser 2002 (Wells Fargo Bank, N.A.), 0.270%, 10-1-10 (B)	250	250
Harvest Junction Metro Dist (Longmont, CO), Ltd Tax GO Var Rate Bonds, Ser 2006 (U.S. Bank N.A.), 0.300%, 10-1-10 (B)	1,125	1,125
Westminster Econ Dev Auth, CO, Tax Increment Var Rate Rev Rfdg Bonds (Mandalay Gardens Urban Renewal Proj), Ser 2009 (U.S. Bank N.A.), 0.300%, 10-1-10 (B)	1,200	1,200

		8,240

Florida – 2.1%
Cape Coral, FL (Bank of America, N.A.), 0.320%, 11-1-10	2,000	2,000
Pinellas Cnty Edu Fac Auth, Rfdg Prog Rev Bonds (Pooled Independent High Edu Institutions Loan Proj), Ser 1985 (Wachovia Bank, N.A.), 0.320%, 11-15-10	1,500	1,500

		3,500

Georgia – 3.8%
Dev Auth of Talbot Cnty, Incremental Taxable Indl Dev Var Rate Rev Bonds (Junction City Mining Co, LLC Proj), Ser 2000 (Wachovia Bank, N.A.), 0.280%, 10-1-10 (B)	335	335
Muni Elec Auth of GA: 0.310%, 10-12-10	4,573	4,573
0.340%, 11-1-10	1,500	1,500

		6,408

Illinois – 4.7%
Chicago GO Tender Notes, Taxable Ser 2009 (U.S. Bank, N.A.), 0.640%, 12-15-10	3,530	3,530
Elmurst, IL, Adj Demand Rev Bonds, Joint Commission on Accreditation of Hlthcare Organizations, Ser 1988 (JPMorgan Chase Bank, N.A.), 0.270%, 10-1-10 (B)	920	920
IL Fin Auth (Loyola Univ of Chicago Fin Prog), Commercial Paper Rev Notes, 0.280%, 12-1-10	3,000	3,000
IL Fin Auth, Var Rate Demand Rev Bonds (The Carle Fndtn), Ser 2009 (JPMorgan Chase Bank, N.A.), 0.250%, 10-1-10 (B)	400	400

		7,850

Louisiana – 3.1%
LA Pub Fac Auth, Var Rate Rev Bonds (Air Products and Chemicals Proj), Ser 2009A (Bank of New York Mellon Trust Company, N.A. (The)), 0.500%, 10-1-10 (B)	750	750
LA Pub Fac Auth, Var Rate Rev Rfdg Bonds (CHRISTUS Hlth), Ser 2009B-1 (Bank of New York (The)), 0.240%, 10-6-10 (B)	1,750	1,750
Parish of St. Bernard, LA, Exempt Fac Var Rate Rev Bonds (Mobil Oil Corp Proj), Ser 1996 (Exxon Mobil Corporation), 0.250%, 10-1-10 (B)	2,700	2,700

		5,200

Maryland - 0.6%
MD Hlth and Higher Edu Fac Auth Rev Bonds, Anne Arundel Hlth Sys Issue, Ser 2009A (Wachovia Bank, N.A.), 0.280%, 10-1-10 (B)	945	945

Massachusetts – 1.8%
MA Hlth and Edu Fac Auth, Var Rate Rev Bonds, Dana-Farber Cancer Institute Issue, Ser 2008L-1 (JPMorgan Chase Bank, N.A.), 0.260%, 10-1-10 (B)	3,000	3,000

Mississippi – 6.9%
MS Bus Fin Corp, Adj Mode Indl Dev Rev Bonds (Belk, Inc. Proj), Ser 2005 (Wachovia Bank, N.A.), 0.280%, 10-1-10 (B)	3,936	3,936
MS Bus Fin Corp, Gulf Opp Zone Indl Dev Var Rate Rev Bonds (Chevron U.S.A. Inc. Proj), Ser 2007D (Chevron Corporation), 0.270%, 10-1-10 (B)	7,600	7,600

		11,536

Missouri – 0.8%
Kansas City, MO, Var Rate Demand Taxable Spl Oblig Rfdg Bonds (President Hotel Redev Proj), Ser 2009B (JPMorgan Chase & Co.), 0.350%, 10-1-10 (B)	1,370	1,370

New York – 1.9%
NY Hsng Fin Agy, Related-Caroline Apartments Hsng Rev Bonds, Ser 2008A (Federal Home Loan Mortgage Corporation), 0.280%, 10-1-10 (B)	900	900
NY State Hsng Fin Agy, Archstone Westbury Hsng Var Rate Rev Bonds, Ser A (Bank of America, N.A.), 0.270%, 10-1-10 (B)	1,740	1,740
NYC Indl Dev Agy, Var Rate Demand Civid Fac Rfdg and Impvt Rev Bonds (Touro College Proj), Ser 2007 (JPMorgan Chase Bank, N.A.), 0.250%, 10-1-10 (B)	555	555

		3,195

North Carolina – 0.6%
NC Cap Fac Fin Agy, Exempt Fac Rev Bonds (Republic Svcs, Inc. Proj), Ser 2004 (Bank of America, N.A.), 0.270%, 10-1-10 (B)	1,000	1,000

Texas – 1.0%
Harris Cnty Hosp Dist, Sr Lien Rfdg Var Rate Rev Bonds, Ser 2010, 0.270%, 10-1-10 (B)	1,000	1,000
Port Arthur Navigation Dist Indl Dev Corp, Exempt Fac Var Rate Rev Bonds (Air Products Proj), Ser 2005 (Air Products and Chemicals, Inc.), 0.460%, 10-1-10 (B)	750	750

		1,750

Virginia – 0.9%
Pennisula Ports Auth of VA, Coal Terminal Rev Rfdg Bonds (Dominion Terminal Associates Proj), Ser 1987-A (U.S. Bank, N.A.), 0.270%, 10-1-10	1,500	1,500

Wisconsin – 0.4%
WI Hlth and Edu Fac Auth, Var Rate Demand Rev Bonds (Wausau Hosp, Inc.), Ser 1998B (JPMorgan Chase Bank, N.A.), 0.280%, 10-1-10 (B)	700	700

Wyoming – 0.6%

Uinta Cnty, WY, Pollutn Ctl Rfdg Rev Bds (Chevron U.S.A. Inc. Proj), Ser 1992 (Chevron Corporation), 0.270%, 10-1-10 (B)	1,000	1,000

TOTAL MUNICIPAL OBLIGATIONS – 40.8%		$68,149
(Cost: $68,149)

UNITED STATES GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
United States Government Agency Obligations
Defeased Loan Trust 2010-2, 1.040%, 8-13-11	1,777	1,777
Overseas Private Investment Corporation: 0.240%, 11-15-10 (B)	1,600	1,600
0.240%, 12-15-10 (B)	944	944
Totem Ocean Trailer Express, Inc. (United States Government Guaranteed Ship Financing Obligations), 0.542%, 10-15-10 (B)	1,975	1,975

TOTAL UNITED STATES GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS – 3.8%		$6,296
(Cost: $6,296)

TOTAL INVESTMENT SECURITIES – 99.8%		$166,608
(Cost: $166,608)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 0.2%		337

NET ASSETS – 100.0%		$166,945

Notes to Schedule of Investments

Fair value is defined as the price that the Portfolio would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date. Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1 – unadjusted quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of September 30, 2010:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Corporate Obligations	$—	$92,163	$—
Municipal Obligations	—	68,149	—
United States Government Agency Obligations	—	6,296	—
Total Investments in Securities	$—	$166,608	$—

(A)	Rate shown is the yield to maturity at September 30, 2010.

(B)	Variable rate security. Interest rate disclosed is that which is in effect at September 30, 2010. Date shown represents the date that the variable rate resets.

(C)	Variable rate security. Interest rate disclosed is that which is in effect at September 30, 2010.

SCHEDULE OF INVESTMENTS Real Estate Securities (in thousands)	SEPTEMBER 30, 2010 (UNAUDITED)

COMMON STOCKS	Shares	Value
Diversified Real Estate Activities – 2.4%
CoreSite Realty Corporation (A)	14	$223
DuPont Fabros Technology, Inc.	19	465
Jones Lang LaSalle Incorporated	3	216

		904

Diversified REITs – 5.6%
Liberty Property Trust	10	325
Retail Opportunity Investments Corp.	14	138
Vornado Realty Trust	15	1,257
Washington Real Estate Investment Trust	11	362

		2,082

Health Care Facilities – 0.6%
Brookdale Senior Living, Inc. (A)	15	240

Hotels, Resorts & Cruise Lines – 2.4%
Gaylord Entertainment Company (A)	11	345
Hyatt Hotels Corporation, Class A (A)	3	123
Marriott International, Inc., Class A	8	288
Starwood Hotels & Resorts Worldwide, Inc.	2	121

		877

Industrial REITs – 6.9%
AMB Property Corporation	26	686
EastGroup Properties, Inc.	15	553
First Potomac Realty Trust	33	489
ProLogis	71	833

		2,561

Office REITs – 19.4%
Alexandria Real Estate Equities, Inc.	11	756
BioMed Realty Trust, Inc.	50	891
Boston Properties, Inc.	14	1,130
Brandywine Realty Trust	54	659
Corporate Office Properties Trust	18	653
Digital Realty Trust, Inc.	19	1,141
Douglas Emmett, Inc.	37	647
Highwoods Properties, Inc.	3	97
Kilroy Realty Corporation	9	302
Mack-Cali Realty Corporation	11	343
SL Green Realty Corp.	9	589

		7,208

Real Estate Management & Development – 3.5%
Brookfield Properties Corporation	58	895
CB Richard Ellis Group, Inc., Class A (A)	23	419

		1,314

Real Estate Operating Companies – 2.1%
Forest City Enterprises, Inc., Class A (A)	43	557
Hudson Pacific Properties, Inc.	13	216

		773

Residential REITs – 15.5%
American Campus Communities, Inc.	19	575
Associated Estates Realty Corporation	27	380
AvalonBay Communities, Inc.	5	527
Camden Property Trust	9	451
Equity Lifestyle Properties, Inc.	8	409
Equity Residential	35	1,660
Essex Property Trust, Inc.	4	389
Home Properties, Inc.	9	481
Mid-America Apartment Communities, Inc.	4	245
UDR, Inc.	30	638

		5,755

Retail REITs – 16.9%
Acadia Realty Trust	25	473
Agree Realty Corporation	8	199
CBL & Associates Properties, Inc.	27	349
Developers Diversified Realty Corporation	29	325
Federal Realty Investment Trust	4	302
Kite Realty Group Trust	6	25
Macerich Company (The)	24	1,047
Regency Centers Corporation	9	347
Simon Property Group, Inc.	34	3,130
Weingarten Realty Investors	5	103

		6,300

Specialized REITs – 18.4%
Chatham Lodging Trust	7	132
DiamondRock Hospitality Company	52	495
Extra Space Storage Inc.	19	310
FelCor Lodging Trust Incorporated (A)	19	89
HCP, Inc.	36	1,305
Health Care REIT, Inc.	10	459
Hersha Hospitality Trust	58	298
Host Hotels & Resorts, Inc.	89	1,290
LaSalle Hotel Properties	16	363
Nationwide Health Properties, Inc.	9	329
Pebblebrook Hotel Trust (A)	17	310
Public Storage, Inc.	10	951
U-Store-It Trust	21	171
Ventas, Inc.	7	356

		6,858

Wireless Telecommunication Service – 0.2%
American Tower Corporation, Class A (A)	2	92

TOTAL COMMON STOCKS – 93.9%		$34,964
(Cost: $33,749)

PREFERRED STOCKS – 0.5%
Diversified REITs
CapLease, Inc., 8.125% Series A Cumulative (A)	8	$194

(Cost: $178)

SHORT-TERM SECURITIES – 4.9%	Principal
Master Note
Toyota Motor Credit Corporation,
0.150%, 10-1-10 (B)	$1,809	$1,809

(Cost: $1,809)

TOTAL INVESTMENT SECURITIES – 99.3%		$36,967
(Cost: $35,736)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 0.7%		249

NET ASSETS – 100.0%		$37,216

Notes to Schedule of Investments

Fair value is defined as the price that the Portfolio would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date. Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1 – unadjusted quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of September 30, 2010:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$34,964	$—	$—
Preferred Stocks	194	—	—
Short-Term Securities	—	1,809	—
Total Investments in Securities	$35,158	$1,809	$—

(A)	No dividends were paid during the preceding 12 months.

(B)	Variable rate security. Interest rate disclosed is that which is in effect at September 30, 2010. Date shown represents the date that the variable rate resets.

The following acronym is used throughout this schedule:

REIT = Real Estate Investment Trust

SCHEDULE OF INVESTMENTS Science and Technology (in thousands)	SEPTEMBER 30, 2010 (UNAUDITED)

COMMON STOCKS	Shares	Value
Agricultural Products – 6.2%
Archer Daniels Midland Company	267	$8,523
Bunge Limited	174	10,293

		18,816

Application Software – 11.8%
ACI Worldwide, Inc. (A)	522	11,685
Aspen Technology, Inc. (A)	1,253	12,991
Lawson Software, Inc. (A)	1,286	10,889

		35,565

Biotechnology – 10.7%
Amgen Inc. (A)	142	7,826
Genzyme Corporation (A)	190	13,421
Isis Pharmaceuticals, Inc. (A)	155	1,305
Vertex Pharmaceuticals Incorporated (A)	275	9,520

		32,072

Communications Equipment – 2.2%
Alcatel, ADR	888	3,002
Research In Motion Limited (A)	72	3,511

		6,513

Computer Hardware – 7.9%
Apple Inc. (A)	49	13,875
Hewlett-Packard Company	75	3,159
High Tech Computer Corp. (B)	307	6,968

		24,002

Computer Storage & Peripherals – 0.2%
SMART Technologies Inc., Class A (A)	41	560

Data Processing & Outsourced Services – 10.5%
Alliance Data Systems Corporation (A)	241	15,708
Euronet Worldwide, Inc. (A)	449	8,078
VeriFone Holdings, Inc. (A)	210	6,528
WNS (Holdings) Limited, ADR (A)	143	1,283

		31,597

Diversified Support Services – 1.1%
EnerNOC, Inc. (A)	102	3,210

Electrical Components & Equipment – 5.0%
First Solar, Inc. (A)	50	7,338
POWER-ONE, INC. (A)	860	7,816

		15,154

Electronic Equipment & Instruments – 2.7%
Elster Group SE, ADR (A)	133	1,830
Itron, Inc. (A)	104	6,392

		8,222

Health Care Distributors – 0.3%
Animal Health International, Inc. (A)	359	986

Health Care Facilities – 1.6%
HealthSouth Corporation (A)	254	4,871

Health Care Services – 0.8%
Fleury S.A. (B)(C)	131	1,623
Fleury S.A. (B)	46	566
Omnicare, Inc.	8	193

		2,382

Health Care Technology – 1.0%
Cerner Corporation (A)	37	3,074

Home Entertainment Software – 2.3%
Activision Blizzard, Inc.	132	1,426
Nintendo Co., Ltd. (B)	22	5,497

		6,923

Industrial Machinery – 3.7%
ESCO Technologies Inc.	256	8,520
Pentair, Inc.	84	2,822

		11,342

Integrated Telecommunication Services – 0.9%
CenturyTel, Inc.	67	2,644

Internet Software & Services – 3.5%
Google Inc., Class A (A)	7	3,891
SAVVIS, Inc. (A)	312	6,579

		10,470

IT Consulting & Other Services – 4.0%
Acxiom Corporation (A)	156	2,468
Telvent GIT, S.A.	426	9,640

		12,108

Life & Health Insurance – 0.2%
Amil Participacoes S.A. (B)	47	455

Research & Consulting Services – 0.1%
Mistras Group, Inc. (A)	23	261

Semiconductor Equipment – 0.6%
Photronics, Inc. (A)	354	1,874

Semiconductors – 14.7%
Cree, Inc. (A)	215	11,645
Inotera Memories, Inc. (B)	5,896	3,303
Micron Technology, Inc. (A)	1,087	7,834
PMC-Sierra, Inc. (A)	512	3,765
Samsung Electronics Co., Ltd. (B)	14	9,336
Texas Instruments Incorporated	319	8,655

		44,538

Systems Software – 4.3%
Microsoft Corporation	534	13,075

Wireless Telecommunication Service – 1.9%
Sprint Nextel Corporation (A)	1,265	5,858

TOTAL COMMON STOCKS – 98.2%		$296,572
(Cost: $271,280)

CORPORATE DEBT SECURITIES	Principal
Biotechnology – 0.3%
Vertex Pharmaceuticals Incorporated, Convertible, 3.350%, 10-1-15	$1,000	994

IT Consulting & Other Services – 0.7%
Telvent GIT, S.A., Convertible, 5.500%, 4-15-15 (C)	2,000	2,010

TOTAL CORPORATE DEBT SECURITIES – 1.0%		$3,004
(Cost: $3,000)

SHORT-TERM SECURITIES – 0.1%
Master Note
Toyota Motor Credit Corporation, 0.150%, 10-1-10 (D)	154	$154

(Cost: $154)

TOTAL INVESTMENT SECURITIES – 99.3%	$299,730
(Cost: $274,434)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 0.7%	2,247
NET ASSETS - 100.0%	$301,977

Notes to Schedule of Investments

Fair value is defined as the price that the Portfolio would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date. Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1 – unadjusted quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of September 30, 2010:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$296,572	$—	$—
Corporate Debt Securities	—	3,004	—
Short-Term Securities	—	154	—
Total Investments in Securities	$296,572	$3,158	$—

(A)	No dividends were paid during the preceding 12 months.

(B)	Listed on an exchange outside the United States.

(C)	Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities have been determined to be liquid under guidelines established by the Board of Trustees. At September 30, 2010, the total value of these securities amounted to $3,633 or 1.2% of net assets.

(D)	Variable rate security. Interest rate disclosed is that which is in effect at September 30, 2010. Date shown represents the date that the variable rate resets.

The following acronym is used throughout this schedule:

ADR = American Depositary Receipts

SCHEDULE OF INVESTMENTS
Small Cap Growth (in thousands)	SEPTEMBER 30, 2010 (UNAUDITED)

COMMON STOCKS	Shares	Value
Aerospace & Defense – 0.8%
Ladish Co., Inc. (A)	95	$2,963

Apparel Retail – 1.2%
Zumiez Inc. (A)	202	4,276

Apparel, Accessories & Luxury Goods – 3.1%
Columbia Sportswear Company	97	5,690
Under Armour, Inc., Class A (A)	120	5,394

		11,084

Application Software – 6.5%
Blackbaud, Inc.	284	6,831
Blackboard Inc. (A)	184	6,634
FactSet Research Systems, Inc.	52	4,184
Sonic Solutions (A)	522	5,943

		23,592

Auto Parts & Equipment – 3.5%
LKQ Corporation (A)	612	12,719

Broadcasting – 2.4%
DG FastChannel, Inc. (A)	399	8,677

Casinos & Gaming – 1.7%
Scientific Games Corporation, Class A (A)	642	6,230

Communications Equipment – 3.8%
Acme Packet, Inc. (A)	61	2,307
Neutral Tandem, Inc. (A)	206	2,459
Riverbed Technology, Inc. (A)	201	9,139

		13,905

Computer Hardware – 0.8%
Stratasys, Inc. (A)	110	3,049

Computer Storage & Peripherals – 1.4%
Isilon Systems, Inc. (A)	225	5,013

Construction & Engineering – 3.0%
Chicago Bridge & Iron Company N.V., NY Shares (A)	448	10,945

Construction & Farm Machinery & Heavy Trucks – 5.0%
Bucyrus International, Inc., Class A	100	6,920
Westinghouse Air Brake Technologies Corporation	228	10,901

		17,821

Consumer Finance – 1.4%
EZCORP, Inc., Class A (A)	258	5,165

Education Services – 6.2%
American Public Education, Inc. (A)	290	9,529
Capella Education Company (A)	165	12,801

		22,330

Electronic Components – 1.4%
DTS, Inc. (A)	129	4,933

Health Care Equipment – 8.8%
ABIOMED, Inc. (A)	363	3,854
Masimo Corporation	86	2,360
NuVasive, Inc. (A)	327	11,489
Volcano Corporation (A)	544	14,125

		31,828

Health Care Services – 1.8%
Healthways, Inc. (A)	550	6,398

Health Care Technology – 1.3%
Omnicell, Inc. (A)	364	4,761

Hotels, Resorts & Cruise Lines – 1.8%
Gaylord Entertainment Company (A)	213	6,505

Industrial Machinery – 0.9%
Graco Inc.	107	3,407

Internet Software & Services – 10.5%
Archipelago Learning, Inc. (A)	252	3,018
BroadSoft, Inc. (A)	219	1,892
Constant Contact, Inc. (A)	631	13,522
DealerTrack Holdings, Inc. (A)	536	9,154
VistaPrint Limited (A)	111	4,289
Vocus, Inc. (A)	318	5,884

		37,759

Investment Banking & Brokerage – 1.9%
Greenhill & Co., Inc.	87	6,901

Life Sciences Tools & Services – 0.8%
ICON plc, ADR (A)	135	2,928

Oil & Gas Equipment & Services – 1.5%
Superior Energy Services, Inc. (A)	209	5,591

Oil & Gas Exploration & Production – 3.0%
Bill Barrett Corporation (A)	147	5,286
Carrizo Oil & Gas, Inc. (A)	227	5,424

		10,710

Packaged Foods & Meats – 2.1%
Ralcorp Holdings, Inc. (A)	128	7,502

Personal Products – 2.5%
Alberto-Culver Company	242	9,125

Pharmaceuticals – 1.3%
Salix Pharmaceuticals, Ltd. (A)	117	4,635

Railroads – 1.9%
Kansas City Southern (A)	183	6,846

Semiconductors – 2.5%
Cavium Networks, Inc. (A)	193	5,543
Spreadtrum Communications, Inc., ADR (A)	279	3,366

		8,909

Systems Software – 7.7%
CommVault Systems, Inc. (A)	394	10,247
MICROS Systems, Inc. (A)	416	17,620

		27,867

Trucking – 1.2%
Knight Transportation, Inc.	220	4,249

TOTAL COMMON STOCKS – 93.7%		$338,623
(Cost: $313,721)

SHORT-TERM SECURITIES	Principal
Commercial Paper (B) – 2.8%
Straight-A Funding, LLC (Federal Financing Bank),
0.210%, 11-5-10	$5,000	4,999
Wal-Mart Stores, Inc.,
0.190%, 10-27-10	5,000	4,999

		9,998

Master Note – 1.6%
Toyota Motor Credit Corporation,
0.150%, 10-1-10 (C)	5,691	5,691

Municipal Obligations - Taxable – 0.9%
MI Strategic Fund, Var Rate Demand Ltd Oblig Rev Bonds (Air Products and Chemicals, Inc. Proj), Ser 2007 (Bank of New York (The)),
0.500%, 10-1-10 (C)	3,310	3,310

United States Government Agency Obligations – 1.1%
Overseas Private Investment Corporation:
0.200%, 11-15-10 (C)	3,492	3,472
0.230%, 12-15-10 (C)	717	717

		4,189

TOTAL SHORT-TERM SECURITIES – 6.4%		$23,188
(Cost: $23,188)

TOTAL INVESTMENT SECURITIES – 100.1%		$361,811
(Cost: $336,909)

LIABILITIES, NET OF CASH AND OTHER ASSETS – (0.1%)		(340)

NET ASSETS – 100.0%		$361,471

Notes to Schedule of Investments

Fair value is defined as the price that the Portfolio would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date. Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1 – unadjusted quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of September 30, 2010:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$338,623	$—	$—
Short-Term Securities	—	23,188	—
Total Investments in Securities	$338,623	$23,188	$—

(A)	No dividends were paid during the preceding 12 months.

(B)	Rate shown is the yield to maturity at September 30, 2010.

(C)	Variable rate security. Interest rate disclosed is that which is in effect at September 30, 2010. Date shown represents the date that the variable rate resets.

The following acronym is used throughout this schedule:

ADR = American Depositary Receipt

SCHEDULE OF INVESTMENTS Small Cap Value (in thousands)	SEPTEMBER 30, 2010 (UNAUDITED)

COMMON STOCKS	Shares	Value

Advertising – 1.4%
MDC Partners Inc., Class A	221	$2,952

Aerospace & Defense – 4.0%
AAR CORP. (A)	220	4,100
Triumph Group, Inc.	57	4,222

		8,322

Apparel, Accessories & Luxury Goods – 1.4%
Jones Apparel Group, Inc.	150	2,940

Application Software – 2.9%
Quest Software, Inc. (A)	129	3,162
TIBCO Software Inc. (A)	171	3,028

		6,190

Auto Parts & Equipment – 3.4%
Superior Industries International, Inc.	121	2,087
Tenneco Automotive Inc. (A)	173	5,012

		7,099

Broadcasting – 3.6%
Belo Corp., Class A (A)	303	1,880
E. W. Scripps Company (The) (A)	350	2,760
Entercom Communications Corp. (A)	346	2,720

		7,360

Casinos & Gaming – 0.8%
Bally Technologies, Inc. (A)	45	1,583

Communications Equipment – 0.4%
Tellabs, Inc.	117	869

Computer Storage & Peripherals – 0.3%
Quantum Corporation (A)	309	655

Diversified Chemicals – 1.1%
Ashland Inc.	48	2,356

Electric Utilities – 1.9%
NV Energy, Inc.	307	4,036

Electronic Manufacturing Services – 2.1%
Celestica Inc. (A)	320	2,699
Sanmina-SCI Corporation (A)	135	1,636

		4,335

Gas Utilities – 2.1%
Southwest Gas Corporation	133	4,455

Health Care Facilities – 2.5%
AmSurg Corp. (A)	86	1,500
LifePoint Hospitals, Inc. (A)	80	2,786
Sun Healthcare Group, Inc. (A)	148	1,253

		5,539

Homebuilding – 1.5%
M.D.C. Holdings, Inc.	61	1,782
M/I Homes, Inc. (A)	131	1,360

		3,142

Hotels, Resorts & Cruise Lines – 2.9%
Gaylord Entertainment Company (A)	202	6,167

Human Resource & Employment Services – 3.0%
Kforce Inc. (A)	213	2,918
TrueBlue, Inc. (A)	243	3,310

		6,228

Industrial Machinery – 3.4%
IDEX Corporation	83	2,944
Timken Company (The)	113	4,315

		7,259

Investment Banking & Brokerage – 1.6%
Piper Jaffray Companies (A)	51	1,479
Stifel Financial Corp. (A)	39	1,810

		3,289

IT Consulting & Other Services – 3.1%
Camelot Information Systems Inc., ADR (A)	126	2,207
iGate Corporation	238	4,315

		6,522

Life Sciences Tools & Services – 2.2%
ICON plc, ADR (A)	127	2,744
PAREXEL International Corporation (A)	78	1,797

		4,541

Managed Health Care – 1.0%
Coventry Health Care, Inc. (A)	93	2,007

Metal & Glass Containers – 1.7%
Silgan Holdings Inc.	110	3,493

Movies & Entertainment – 1.3%
Regal Entertainment Group	208	2,732

Office REITs – 0.3%
Lexington Corporation Properties Trust	76	545

Oil & Gas Equipment & Services – 1.3%
Superior Energy Services, Inc. (A)	100	2,672

Oil & Gas Storage & Transportation – 2.7%
Blueknight Energy Partners, L.P. (A)	90	791
MarkWest Energy Partners, L.P.	42	1,498
Regency Energy Partners LP	143	3,498

		5,787

Personal Products – 1.3%
Inter Parfums, Inc.	161	2,828

Property & Casualty Insurance – 0.1%
Argo Group International Holdings, Ltd.	6	222

Publishing – 0.8%
Washington Post Company, Class B (The)	4	1,757

Regional Banks – 12.9%
Bank of Marin Bancorp	67	2,150
Columbia Banking System, Inc.	118	2,315
East West Bancorp, Inc.	188	3,057
First Horizon National Corporation (A)	256	2,918
IBERIABANK Corporation	72	3,619
Nara Bancorp, Inc. (A)	289	2,042
PrivateBancorp, Inc.	138	1,568
Synovus Financial Corp.	872	2,146
Texas Capital Bancshares, Inc. (A)	132	2,271
Whitney Holding Corporation	163	1,334
Wintrust Financial Corporation	111	3,599

		27,019

Reinsurance – 3.6%
Reinsurance Group of America, Incorporated	77	3,714
RenaissanceRe Holdings Ltd.	66	3,951

		7,665

Residential REITs – 2.6%
American Campus Communities, Inc.	125	3,793
Apartment Investment and Management Company, Class A	83	1,772

		5,565

Retail REITs – 2.1%
CBL & Associates Properties, Inc.	331	4,319

Semiconductors – 1.7%
Atmel Corporation (A)	438	3,486

Specialized REITs – 1.0%
Strategic Hotels & Resorts, Inc. (A)	481	2,037

Specialty Chemicals – 2.1%
RPM International Inc.	72	1,440
Sensient Technologies Corporation	100	3,036

		4,476

Technology Distributors – 4.2%
Arrow Electronics, Inc. (A)	73	1,954
Avnet, Inc. (A)	110	2,968
Insight Enterprises, Inc. (A)	129	2,014
Tech Data Corporation (A)	50	2,003

		8,939

Trucking – 3.1%
Marten Transport, Ltd.	125	2,886
Werner Enterprises, Inc. (B)	181	3,705

		6,591

TOTAL COMMON STOCKS – 89.4%		$187,979
(Cost: $159,940)

INVESTMENT FUNDS – 5.8%
Asset Management & Custody Banks
Ares Capital Corporation	171	2,683
Hercules Technology Growth Capital, Inc.	299	3,028
MCG Capital Corporation	412	2,405
THL Credit, Inc.	350	4,127

(Cost: $11,353)		$12,243

SHORT-TERM SECURITIES	Principal
Commercial Paper (C) – 2.0%
Nokia Corp.,
0.220%, 10-13-10	$4,267	4,267

Master Note – 2.9%
Toyota Motor Credit Corporation,
0.150%, 10-1-10 (D)	6,143	6,143

TOTAL SHORT-TERM SECURITIES – 4.9%		$10,410
(Cost: $10,410)

TOTAL INVESTMENT SECURITIES – 100.1%	$210,632
(Cost: $181,703)

LIABILITIES, NET OF CASH AND OTHER ASSETS – (0.1%)	(205)

NET ASSETS – 100.0%	$210,427

Notes to Schedule of Investments

Fair value is defined as the price that the Portfolio would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date. Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1 – unadjusted quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of September 30, 2010:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$187,979	$—	$—
Investment Funds	12,243	—	—
Short-Term Securities	—	10,410	—
Total Investments in Securities	$200,222	$10,410	$—

Liabilities
Written Options	$147	$35	$—

(A) No dividends were paid during the preceding 12 months.

(B)	Securities serve as cover or collateral for the following written options outstanding at September 30, 2010:

Underlying Security	Counterparty	Contracts Subject to Call	Expiration Month	Exercise Price	Premium Received	Market Value
Ashland Inc.	Goldman, Sachs & Company	—*	October 2010	$60.00	$19	$(2)
Inter Parfums, Inc.	Morgan Stanley Smith Barney LLC	—*	October 2010	20.00	14	— *
PAREXEL International Corporation	Morgan Stanley Smith Barney LLC	1	December 2010	28.00	30	(35)
Sensient Technologies Corporation	Goldman, Sachs & Company	1	October 2010	30.00	30	(102)
Tenneco Automotive Inc.	Goldman, Sachs & Company	—*	October 2010	30.00	17	(36)
					$110	$(175)

Underlying Security	Counterparty	Contracts Subject to Put	Expiration Month	Exercise Price	Premium Received	Market Value
Gaylord Entertainment Company	Goldman, Sachs & Company	—*	October 2010	$20.00	$11	$(5)
Reinsurance Group of America, Incorporated	Goldman, Sachs & Company	—*	October 2010	40.00	16	(2)
					$27	$(7)

* Not shown due to rounding.

(C)	Rate shown is the yield to maturity at September 30, 2010.

(D)	Variable rate security. Interest rate disclosed is that which is in effect at September 30, 2010. Date shown represents the date that the variable rate resets.

The following acronyms are used throughout this schedule:

ADR = American Depositary Receipts

REIT = Real Estate Investment Trust

SCHEDULE OF INVESTMENTS Value (in thousands)	SEPTEMBER 30, 2010 (UNAUDITED)

COMMON STOCKS	Shares	Value
Advertising – 2.0%
Omnicom Group Inc.	141	$5,559

Aerospace & Defense – 1.9%
Honeywell International Inc.	125	5,506

Apparel, Accessories & Luxury Goods – 1.6%
V.F. Corporation (A)	56	4,521

Biotechnology – 1.2%
Amgen Inc. (B)	62	3,417

Brewers – 1.0%
Molson Coors Brewing Company, Class B	59	2,786

Broadcasting – 0.3%
CBS Corporation, Class B (A)	54	853

Computer Hardware – 6.0%
Hewlett-Packard Company	265	11,131
International Business Machines Corporation (A)	43	5,768

		16,899

Consumer Finance – 2.2%
Capital One Financial Corporation (A)	157	6,213

Department Stores – 2.3%
Macy’s Inc. (A)	277	6,398

Diversified Banks – 4.0%
Wells Fargo & Company	455	11,422

Diversified Chemicals – 2.1%
Dow Chemical Company (The)	216	5,918

Drug Retail – 2.7%
CVS Corporation	244	7,679

Electric Utilities – 1.3%
PPL Corporation	133	3,624

Health Care Distributors – 3.9%
McKesson Corporation	179	11,070

Hotels, Resorts & Cruise Lines – 4.9%
Carnival Corporation (A)	221	8,437
Marriott International, Inc., Class A	157	5,636

		14,073

Industrial Conglomerates – 2.1%
General Electric Company	370	6,016

Industrial Machinery – 1.8%
Ingersoll-Rand plc	139	4,953

Integrated Oil & Gas – 10.2%
ConocoPhillips	197	11,303
Marathon Oil Corporation	204	6,759
Occidental Petroleum Corporation	137	10,758

		28,820

Investment Banking & Brokerage – 2.2%
Morgan Stanley	253	6,249

IT Consulting & Other Services – 1.2%
Accenture plc, Class A	79	3,357

Managed Health Care – 3.4%
UnitedHealth Group Incorporated (A)	275	9,638

Office Electronics – 3.6%
Xerox Corporation	991	10,262

Oil & Gas Equipment & Services – 2.3%
National Oilwell Varco, Inc.	147	6,546

Oil & Gas Storage & Transportation – 7.2%
Energy Transfer Equity, L.P.	126	4,681
Enterprise Products Partners L.P.	120	4,748
MarkWest Energy Partners, L.P.	146	5,248
Regency Energy Partners LP	231	5,655

		20,332

Other Diversified Financial Services – 4.6%
Bank of America Corporation	999	13,094

Property & Casualty Insurance – 7.6%
ACE Limited	160	9,332
Travelers Companies, Inc. (The)	233	12,139

		21,471

Railroads – 2.7%
Union Pacific Corporation (A)	92	7,517

Regional Banks – 2.5%
Regions Financial Corporation	436	3,171
SunTrust Banks, Inc.	154	3,970

		7,141

Reinsurance – 2.1%
RenaissanceRe Holdings Ltd.	99	5,930

Specialty Stores – 0.9%
Office Depot, Inc. (B)	531	2,443

Systems Software – 2.1%
Symantec Corporation (B)	388	5,883

Tobacco – 1.2%
Philip Morris International Inc.	63	3,529

TOTAL COMMON STOCKS – 95.1%		$269,119
(Cost: $255,651)

WARRANTS
Diversified Banks – 0.4%
Wells Fargo & Company	158	1,249

Other Diversified Financial Services – 0.4%
Bank of America Corporation	157	1,016

TOTAL WARRANTS – 0.8%		$2,265
(Cost: $2,654)

SHORT-TERM SECURITIES	Principal

Commercial Paper (C) – 3.8%
Illinois Tool Works Inc.
0.140%, 10-4-10	$7,848	7,848
Straight-A Funding, LLC (Federal Financing Bank),
0.200%, 10-20-10	3,000	3,000

		10,848

Master Note – 0.1%
Toyota Motor Credit Corporation,
0.150%, 10-1-10 (D)	322	322

TOTAL SHORT-TERM SECURITIES – 3.9%		$11,170
(Cost: $11,170)

TOTAL INVESTMENT SECURITIES – 99.8%		$282,554
(Cost: $269,475)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 0.2%		426

NET ASSETS – 100.0%		$282,980

Notes to Schedule of Investments

Fair value is defined as the price that the Portfolio would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date. Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1 – unadjusted quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of September 30, 2010:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$269,119	$—	$—
Warrants	2,265	—	—
Short-Term Securities	—	11,170	—
Total Investments in Securities	$271,384	$11,170	$—
Liabilities
Written Options	$600	$—	$—

(A)	Securities serve as cover or collateral for the following written options outstanding at September 30, 2010:

Underlying Security	Counterparty	Contracts Subject to Call		Expiration Month	Exercise Price	Premium Received	Market Value
Capital One Financial Corporation	Goldman, Sachs & Company	—	*	December 2010	$44.00	$28	$(32)
Carnival Corporation	Goldman, Sachs & Company	—	*	October 2010	35.00	13	(161)
CBS Corporation, Class B	Goldman, Sachs & Company	1		November 2010	18.00	10	(16)
International Business Machines Corporation	Goldman, Sachs & Company	—	*	October 2010	140.00	22	(2)
Macy’s Inc.	Goldman, Sachs & Company	1		November 2010	25.00	71	(88)
Union Pacific Corporation	Goldman, Sachs & Company	—	*	October 2010	80.00	14	(50)
UnitedHealth Group Incorporated:	Goldman, Sachs & Company	1		December 2010	38.00	68	(104)
	Goldman, Sachs & Company	1		December 2010	39.00	64	(71)
V.F. Corporation	Morgan Stanley Smith Barney LLC	1		November 2010	85.00	50	(67)
						$340	$(591)

Underlying Security	Counterparty	Contracts Subject to Put		Expiration Month	Exercise Price	Premium Received	Market Value
Amgen Inc.	Morgan Stanley Smith Barney LLC	—	*	October 2010	$47.50	$26	$(2)
CVS Corporation:	Goldman, Sachs & Company	—	*	October 2010	25.00	21	(1)
	Goldman, Sachs & Company	—	*	November 2010	22.50	16	(3)
Hewlett-Packard Company	Goldman, Sachs & Company	—	*	October 2010	34.00	14	(1)
Wells Fargo & Company	Goldman, Sachs & Company	1		October 2010	21.00	31	(2)
						$108	$(9)

*	Not shown due to rounding.

(B)	No dividends were paid during the preceding 12 months.

(C)	Rate shown is the yield to maturity at September 30, 2010.

(D)	Variable rate security. Interest rate disclosed is that which is in effect at September 30, 2010. Date shown represents the date that the variable rate resets.

ITEM 2.    CONTROLS AND PROCEDURES.

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer, or persons performing similar functions, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, have concluded that such controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective and adequately designed to ensure that information required to be disclosed by the Registrant in its reports that it files or submits is accumulated and communicated to the Registrant’s management, including the Principal Executive Officer and Principal Financial Officer, or persons performing similar functions, as appropriate, to allow timely decisions regarding required disclosure.

(b)	There were no significant changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.    EXHIBITS.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)).

Attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

IVY FUNDS VARIABLE INSURANCE PORTFOLIOS
(Registrant)

By:	/s/ Kristen A. Richards
Kristen A. Richards, Vice President and Assistant Secretary

Date: November 23, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Henry J. Herrmann
Henry J. Herrmann, Principal Executive Officer

Date: November 23, 2010

By:	/s/ Joseph W. Kauten
Joseph W. Kauten, Principal Financial Officer

Date: November 23, 2010